UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report August 31, 2011

Alabama • Arkansas • Georgia • Kentucky • Maryland • Missouri
North Carolina • Oregon • South Carolina • Tennessee • Virginia

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2011
Eaton Vance
Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Alabama	4
Arkansas	6
Georgia	8
Kentucky	10
Maryland	12
Missouri	14
North Carolina	16
Oregon	18
South Carolina	20
Tennessee	22
Virginia	24

Endnotes and Additional Disclosures	26

Fund Expenses	27

Financial Statements	33

Report of Independent Registered Public Accounting Firm	149

Federal Tax Information	150

Board of Trustees’ Contract Approval	151

Management and Organization	154

Important Notices	156

Eaton Vance
Municipal Income Funds
August 31, 2011
Management’s Discussion of Fund Performance
Economic and Market Conditions
The economic recovery began to sputter during the spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in Europe, stubbornly high unemployment at home, and rising fiscal and political uncertainty in Washington, D.C. The slowdown prompted the financial markets to shift from a “risk-on” to a decidedly “risk-off” stance by the close of the 12-month period ending August 31, 2011, with risk-associated assets such as stocks, corporate bonds and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
U.S. real gross domestic product (GDP) increased at an annualized rate of 1.3% in the second quarter of 2011, according to an estimate by the U.S. Bureau of Economic Analysis, while first-quarter GDP recorded only a 0.4% gain. Both of these measures were down from previous periods, as annualized GDP growth rates for the third and fourth quarters of 2010 came in at 2.6% and 3.1%, respectively.
Despite a glut of supply as the Build America Bond program ended and some bearish headlines about the muni market in late 2010, municipal bonds began to rally early in the new year and ended solidly in positive territory for the 12 months ending August 31, 2011. The Barclays Capital Municipal Bond Index (the Index)1—a broad measure of the performance of municipal bonds traded in the U.S.—rose 2.66% during that one-year period. This gain in the muni bond index reflected a dearth of new supply during a period of slow growth in the U.S. economy, while the capital markets renewed their focus on state and local government debt levels, forcing municipalities to limit new spending and borrowing. The market also was driven by the absence of any widespread municipal defaults, as had been forecast in late 2010.
Within the context of the broad municipal bond market, munis with intermediate maturities performed best during the fiscal year ending August 31, 2011, with the Barclays Capital 7 Year Municipal Bond Index rising 4.06%, compared with an annual return of 1.84% for the Barclays Capital Long (22+) Municipal Bond Index.1
Management Discussion
For the fiscal year ending August 31, 2011, each of the Municipal Income Funds and all of their share classes produced returns at net asset value that, to a greater or lesser degree, underperformed the broad municipal bond market, as measured by the Index.1
Relative to the Index, the single biggest detractor—affecting each of the Funds to some extent or another—was the hedging strategy management traditionally employs to help mitigate the potential interest-rate risk associated with the Funds’ overall investment strategy. Generally speaking, the Funds’ overall strategy is to invest in bonds at the longer end of the maturity spectrum in order to capture their typically higher yields and tax-exempt income. Management tends to partially hedge the risk of greater interest-rate volatility at the long end of the curve by using Treasury futures and interest-rate swaps. For the 12 months ending August 31, 2011, the hedging strategy was a drag on relative performance, as the ratio of municipal yields to U.S. Treasury yields of similar maturities remained relatively high. In particular, the municipal/Treasury yield ratio widened in the first half of the period, rising from about 101% in September 2010 to a high of around 112% in January 2011. Spreads began to narrow in the second half, coming part of the way back — and settling at around 108% by period end—as the muni market rallied, led mainly by high-quality issues.
Two other themes were factors to varying degrees in the Funds’ underperformance relative to the Index, both of which are related to the Funds’ overall bias toward longer-maturity bonds. First, the Funds were generally underweighted in general obligation (GO) bonds, due in part to management’s preference for bonds backed by a specific revenue stream and also because GO bonds tend to be issued with shorter maturities. The Funds’ underweight to the sector hurt its relative results, as GO bonds performed fairly well during the 12 months. Second, the Funds also were underweighted in the 5-year to 10-year maturity of the yield curve, which was the best-performing maturity in the Index during the period.
Management also employed leverage in all of the Funds except for the Eaton Vance Kentucky Municipal Income Fund. The use of leverage has the effect of achieving additional exposure to the municipal market, thus magnifying a Fund’s exposure to its underlying investments in both up and down markets. On balance over the see-saw course of the period, the Funds’ leverage had a modestly positive impact on their relative performance versus the Index.
Looking ahead, while states and municipalities have seen budget difficulties over the past three fiscal years, they also have made significant progress in addressing these budget concerns. Thus, we would characterize our outlook for the municipal market as cautiously optimistic. However, as a slowing U.S. economy is likely to impact state tax revenues, we will continue to monitor closely the efforts of states and municipalities to address potential fiscal shortfalls.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
August 31, 2011
Management’s Discussion of Fund Performance (continued)
State-specific Results
Eaton Vance Alabama Municipal Income Fund lagged the Index for the fiscal year ending August 31, 2011. The biggest factor detracting from its relative results was the hedging strategy mentioned above. Also detracting were the Fund’s underweights in GO bonds, the 5-year to 10-year part of the market and AAA-rated6 bonds. Conversely, the Fund was helped by its overweight to the hospital sector, plus security selection and an overweight in education bonds.
Eaton Vance Arkansas Municipal Income Fund turned in positive performance for the year, but its total return fell short of the Index. The Fund’s hedging strategy detracted from relative performance, as did its underweight in the 5-year to 10-year segment of the muni market and its overweight in zero-coupon bonds. On the plus side, relative performance benefited from the Fund’s holdings in the bank-qualified, local school district GO bonds segment of the market.
Eaton Vance Georgia Municipal Income Fund’s Class A and Class I shares produced positive returns for the period, but underperformed the Index. The lagging results were mainly due to the Fund’s hedging strategy, with underweights in GO bonds and the AAA-rated6 category also detracting from relative performance. Positive contributions came from security selection in the BBB-rated6 category and from a particular credit in the industrial development revenue bond sector that recognized a significant gain after it was retired at par.
Eaton Vance Kentucky Municipal Income Fund had a positive return for the fiscal year, but its performance trailed that of the Index. The Fund’s hedging strategy was the single biggest factor holding back its relative results, although an underweight in GO bonds and security selection in the hospital sector also detracted. On the upside, the Fund benefited from security selection in the water and sewer sector and in the AA-rated6 category.
Eaton Vance Maryland Municipal Income Fund produced a modest return, but could not keep pace with the Index, mainly as a result of its hedging strategy. Underweights in GO bonds and in the transportation sector, both of which did fairly well, also held back the Fund’s results versus the Index. Conversely, the Fund benefited from its security selection in non-rated bonds and, in particular, one issue that was called at par and generated a solid gain for the Fund.
Eaton Vance Missouri Municipal Income Fund’s Class A and Class I shares posted small gains for the year, but still lagged the Index. The underperformance was mainly due to the Fund’s hedging strategy. Security selection in the A-rated6 sector also hurt, as did security selection in transportation, particularly among airports. Positive performance from BBB-rated6 bonds and from security selection within the 4.50%-4.75% coupon segment helped the Fund’s relative results.
Eaton Vance North Carolina Municipal Income Fund produced a negative return and underperformed the Index. The biggest detractor was the Fund’s hedging strategy. An underweight in GO bonds also hurt, as did security selection in the transportation sector. Partially offsetting these negatives was an overweight and security selection in hospitals and security selection in the water and sewer sector.
Eaton Vance Oregon Municipal Income Fund had a negative return and trailed the Index by a fairly wide margin. Its lagging results were mainly due to the Fund’s hedging strategy. An overweight in zero-coupon bonds and corresponding underweight in the better-performing 5.00%-5.25% coupon segment also detracted. Benefiting relative performance was the Fund’s exposure to industrial development revenue bonds and education bonds, both of which did well.
Eaton Vance South Carolina Municipal Income Fund posted a negative return and lagged the Index by a considerable margin. The underperformance was overwhelmingly the result of the Fund’s hedging strategy, but its underweight to GO bonds and overweight to zero-coupon bonds also hurt. Positive contributions came from the Fund’s holdings in industrial development revenue bonds, especially lower-rated credits, which produced higher yields.
Eaton Vance Tennessee Municipal Income Fund produced a slightly negative return and lagged the Index for the fiscal year. The Fund’s hedging position was the biggest detractor. An overweight in zero-coupon bonds and corresponding underweight in the better-performing 5.00%-5.25% coupon segment also detracted, as did security selection among A-rated6 bonds. Benefits to relative performance included the Fund’s exposure to housing and water and sewer bonds.
Eaton Vance Virginia Municipal Income Fund had a small negative return for the year and underperformed the Index. The lagging performance came mostly as a result of the Fund’s hedging strategy, but also because of its underweights to both GO bonds and credits in the 5-year to 10-year part of the market and an overweighting in zero-coupon bonds. On the plus side, the Fund was helped by its overweighs in the hospital and housing sectors, both of which did well in Virginia.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Alabama Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager William H. Ahern, Jr., CFA

	Class A	Class B	Class C	Class I
Symbol	ETALX	EVALX	ECALX	EIALX
Inception Date	12/7/93	5/1/92	3/21/06	3/3/08

% Average Annual Total Returns at NAV

One Year	0.26	-0.51	-0.50	0.56
Five Years	3.72	2.93	2.95	N.A.
Ten Years	4.13	3.36	N.A.	N.A.
Since Inception	4.53	4.53	3.10	6.28

% SEC Average Annual Total Returns with maximum sales charge

One Year	-4.55	-5.31	-1.46	0.56
Five Years	2.73	2.58	2.95	N.A.
Ten Years	3.62	3.36	N.A.	N.A.
Since Inception	4.24	4.53	3.10	6.28

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,992	$14,276
Class C	3/21/06	$11,810	N.A.
Class I	3/3/08	$12,375	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Alabama Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.75	1.50	1.50	0.55
Net of Interest Expense	0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.18	3.42	3.41	4.38
Taxable-Equivalent Distribution Rate	6.77	5.54	5.52	7.09
SEC 30-day Yield	3.18	2.59	2.59	3.54
Taxable-Equivalent SEC 30-day Yield	5.15	4.19	4.19	5.73

% Leverage (all classes)[5]

Residual Interest Bond (RIB)	3.18

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	3.5	BBB	10.8
AA	47.3	CCC	0.6
A	27.2	Not Rated	10.6
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Arkansas Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETARX	EVARX	ECARX	EIARX
Inception Date	2/9/94	10/2/92	4/28/06	8/3/10

% Average Annual Total Returns at NAV

One Year	1.17	0.42	0.42	1.38
Five Years	2.25	1.48	1.48	N.A.
Ten Years	3.58	2.82	N.A.	N.A.
Since Inception	4.23	4.07	1.90	2.52

% SEC Average Annual Total Returns with maximum sales charge

One Year	-3.64	-4.43	-0.55	1.38
Five Years	1.26	1.14	1.48	N.A.
Ten Years	3.07	2.82	N.A.	N.A.
Since Inception	3.94	4.07	1.90	2.52

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,213	$13,534
Class C	4/28/06	$11,058	N.A.
Class I	8/3/10	$10,272	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Arkansas Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.76	1.51	1.51	0.56
Net of Interest Expense	0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.21	3.44	3.44	4.45
Taxable-Equivalent Distribution Rate	6.96	5.69	5.69	7.36
SEC 30-day Yield	3.29	2.70	2.70	3.66
Taxable-Equivalent SEC 30-day Yield	5.44	4.47	4.47	6.05

% Leverage (all classes)[5]

RIB	1.14

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	1.1	BB	0.6
AA	61.0	CCC	1.0
A	23.5	Not Rated	5.0
BBB	7.8
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETGAX	EVGAX	ECGAX	EIGAX
Inception Date	12/7/93	12/23/91	4/25/06	3/3/08

% Average Annual Total Returns at NAV

One Year	0.32	-0.47	-0.36	0.53
Five Years	2.30	1.55	1.57	N.A.
Ten Years	3.60	2.85	N.A.	N.A.
Since Inception	3.99	3.96	1.94	5.24

% SEC Average Annual Total Returns with maximum sales charge

One Year	-4.45	-5.25	-1.32	0.53
Five Years	1.31	1.21	1.57	N.A.
Ten Years	3.10	2.85	N.A.	N.A.
Since Inception	3.70	3.96	1.94	5.24

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,244	$13,571
Class C	4/25/06	$11,083	N.A.
Class I	3/3/08	$11,955	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.85	1.60	1.60	0.65
Net of Interest Expense	0.76	1.51	1.51	0.56

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.57	3.80	3.81	4.78
Taxable-Equivalent Distribution Rate	7.48	6.22	6.24	7.82
SEC 30-day Yield	3.94	3.38	3.38	4.33
Taxable-Equivalent SEC 30-day Yield	6.45	5.53	5.53	7.09

% Leverage (all classes)[5]

RIB	6.88

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Lipper Georgia Municipal Debt Funds Average*	1.05	3.23	3.70

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	9.6	BBB	12.1
AA	59.9	CCC	1.1
A	17.3
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Kentucky Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETKYX	EVKYX	ECKYX	EIKYX
Inception Date	12/7/93	12/23/91	3/23/06	8/3/10

% Average Annual Total Returns at NAV

One Year	1.13	0.41	0.40	1.35
Five Years	3.03	2.27	2.27	N.A.
Ten Years	3.61	2.86	N.A.	N.A.
Since Inception	4.03	4.02	2.44	2.76

% SEC Average Annual Total Returns with maximum sales charge

One Year	-3.64	-4.44	-0.57	1.35
Five Years	2.04	1.93	2.27	N.A.
Ten Years	3.11	2.86	N.A.	N.A.
Since Inception	3.75	4.02	2.44	2.76

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,265	$13,592
Class C	3/23/06	$11,400	N.A.
Class I	8/3/10	$10,298	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Kentucky Municipal Income Fund
August  31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	0.74	1.49	1.49	0.56

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.24	3.58	3.47	4.42
Taxable-Equivalent Distribution Rate	6.94	5.86	5.68	7.23
SEC 30-day Yield	3.40	2.81	2.81	3.77
Taxable-Equivalent SEC 30-day Yield	5.56	4.60	4.60	6.17

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investments)6
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Craig R. Brandon, CFA

	Class A	Class B	Class C	Class I
Symbol	ETMDX	EVMYX	ECMDX	EIMDX
Inception Date	12/10/93	2/3/92	5/2/06	3/3/08

% Average Annual Total Returns at NAV

One Year	1.03	0.26	0.26	1.24
Five Years	2.90	2.13	2.17	N.A.
Ten Years	3.76	3.00	N.A.	N.A.
Since Inception	4.14	4.15	2.51	5.81

% SEC Average Annual Total Returns with maximum sales charge

One Year	-3.81	-4.57	-0.71	1.24
Five Years	1.90	1.79	2.17	N.A.
Ten Years	3.26	3.00	N.A.	N.A.
Since Inception	3.85	4.15	2.51	5.81

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,473	$13,784
Class C	5/2/06	$11,415	N.A.
Class I	3/3/08	$12,182	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.81	1.56	1.55	0.61
Net of Interest Expense	0.78	1.53	1.52	0.58

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.52	3.75	3.76	4.75
Taxable-Equivalent Distribution Rate	7.36	6.11	6.12	7.73
SEC 30-day Yield	3.51	2.93	2.93	3.88
Taxable-Equivalent SEC 30-day Yield	5.71	4.77	4.77	6.32

% Leverage (all classes)[5]

RIB	4.82

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Lipper Maryland Municipal Debt Funds Average*	1.37	3.60	3.78

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	17.9	BBB	10.8
AA	33.2	Not Rated	14.7
A	23.4
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Cynthia J. Clemson

	Class A	Class B	Class C	Class I
Symbol	ETMOX	EVMOX	ECMOX	EIMOX
Inception Date	12/7/93	5/1/92	2/16/06	8/3/10

% Average Annual Total Returns at NAV

One Year	0.09	-0.74	-0.65	0.30
Five Years	2.30	1.53	1.55	N.A.
Ten Years	3.68	2.92	N.A.	N.A.
Since Inception	4.38	4.44	1.80	2.67

% SEC Average Annual Total Returns with maximum sales charge

One Year	-4.69	-5.53	-1.61	0.30
Five Years	1.32	1.19	1.55	N.A.
Ten Years	3.17	2.92	N.A.	N.A.
Since Inception	4.09	4.44	1.80	2.67

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,349	$13,661
Class C	2/16/06	$11,038	N.A.
Class I	8/3/10	$10,289	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.77	1.52	1.51	0.58
Net of Interest Expense	0.75	1.50	1.49	0.56

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.15	3.38	3.38	4.32
Taxable-Equivalent Distribution Rate	6.79	5.53	5.53	7.07
SEC 30-day Yield	3.38	2.79	2.79	3.75
Taxable-Equivalent SEC 30-day Yield	5.53	4.57	4.57	6.14

% Leverage (all classes)[5]

RIB	3.55

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	12.7	BBB	13.7
AA	49.9	B	1.3
A	17.3	Not Rated	5.1
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Thomas M. Metzold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETNCX	EVNCX	ECNCX	EINCX
Inception Date	12/7/93	10/23/91	5/2/06	3/3/08

% Average Annual Total Returns at NAV

One Year	-0.79	-1.54	-1.54	-0.57
Five Years	3.45	2.68	2.70	N.A.
Ten Years	3.74	2.99	N.A.	N.A.
Since Inception	4.18	4.17	3.07	6.09

% SEC Average Annual Total Returns with maximum sales charge

One Year	-5.55	-6.26	-2.48	-0.57
Five Years	2.44	2.33	2.70	N.A.
Ten Years	3.24	2.99	N.A.	N.A.
Since Inception	3.90	4.17	3.07	6.09

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $ 10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,440	$13,757
Class C	5/2/06	$11,749	N.A.
Class I	3/3/08	$12,294	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.85	1.60	1.60	0.66
Net of Interest Expense	0.77	1.52	1.52	0.58

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.86	4.09	4.09	5.06
Taxable-Equivalent Distribution Rate	8.11	6.82	6.82	8.44
SEC 30-day Yield	4.06	3.51	3.51	4.47
Taxable-Equivalent SEC 30-day Yield	6.77	5.85	5.85	7.45

% Leverage (all classes)[5]

RIB	12.51

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Lipper North Carolina Municipal Debt Funds Average*	0.85	3.59	3.82

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	10.4	BBB	6.1
AA	67.3	Not Rated	2.5
A	13.7
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Thomas M. Metzold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETORX	EVORX	ECORX	EIORX
Inception Date	12/28/93	12/24/91	3/2/06	8/3/10

% Average Annual Total Returns at NAV

One Year	-1.01	-1.73	-1.72	-0.92
Five Years	2.75	1.99	2.01	N.A.
Ten Years	3.75	3.00	N.A.	N.A.
Since Inception	4.19	4.24	2.24	2.91

% SEC Average Annual Total Returns with maximum sales charge

One Year	-5.73	-6.43	-2.66	-0.92
Five Years	1.75	1.65	2.01	N.A.
Ten Years	3.25	3.00	N.A.	N.A.
Since Inception	3.90	4.24	2.24	2.91

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10.000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,458	$13,777
Class C	3/2/06	$11,297	N.A.
Class I	8/3/10	$10,315	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.82	1.57	1.57	0.64
Net of Interest Expense	0.78	1.53	1.53	0.60

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	5.13	4.36	4.36	5.33
Taxable-Equivalent Distribution Rate	8.87	7.54	7.54	9.21
SEC 30-day Yield	4.55	4.03	4.03	4.99
Taxable-Equivalent SEC 30-day Yield	7.87	6.97	6.97	8.63

% Leverage (all classes)[5]

RIB				12.12

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	8.9	BB	0.6
AA	53.1	CCC	0.5
A	18.7	Not Rated	4.0
BBB	14.2
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Thomas M. Metzold, CFA

	Class A	Class B	Class C	Class I
Symbol	EASCX	EVSCX	ECSCX	EISCX
Inception Date	2/14/94	10/2/92	1/12/06	3/3/08

% Average Annual Total Returns at NAV

One Year	-1.52	-2.29	-2.29	-1.43
Five Years	2.20	1.43	1.43	N.A.
Ten Years	3.96	3.21	N.A.	N.A.
Since Inception	4.30	4.11	1.98	6.08

% SEC Average Annual Total Returns with maximum sales charge

One Year	-6.25	-6.98	-3.23	-1.43
Five Years	1.21	1.09	1.43	N.A.
Ten Years	3.46	3.21	N.A.	N.A.
Since Inception	4.01	4.11	1.98	6.08

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$14,753	$14,058
Class C	1/12/06	$11,167	N.A.
Class I	3/3/08	$12,291	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.79	1.55	1.54	0.60
Net of Interest Expense	0.75	1.51	1.50	0.56

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.92	4.15	4.15	5.13
Taxable-Equivalent Distribution Rate	8.14	6.87	6.87	8.49
SEC 30-day Yield	4.32	3.79	3.79	4.75
Taxable-Equivalent SEC 30-day Yield	7.15	6.27	6.27	7.86

% Leverage (all classes)[5]

RIB				12.51

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	9.9	A	30.4
AA	43.2	BBB	16.5
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tennessee Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETTNX	EVTNX	ECTNX	EITNX
Inception Date	12/9/93	8/25/92	5/2/06	8/3/10

% Average Annual Total Returns at NAV

One Year	-0.20	-0.99	-0.99	-0.15
Five Years	1.57	0.79	0.81	N.A.
Ten Years	3.10	2.34	N.A.	N.A.
Since Inception	3.95	3.93	1.24	0.91

% SEC Average Annual Total Returns with maximum sales charge

One Year	-4.97	-5.77	-1.95	-0.15
Five Years	0.59	0.45	0.81	N.A.
Ten Years	2.60	2.34	N.A.	N.A.
Since Inception	3.67	3.93	1.24	0.91

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10.000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$13,568	$12,929
Class C	5/2/06	$10,677	N.A.
Class I	8/3/10	$10,098	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tennessee Municipal Income Fund
August 31, 2011
Performance 2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.75	1.50	1.50	0.58
Net of Interest Expense	0.74	1.49	1.49	0.57

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.42	3.66	3.66	4.57
Taxable-Equivalent Distribution Rate	7.23	5.99	5.99	7.48
SEC 30-day Yield	3.22	2.63	2.63	3.58
Taxable-Equivalent SEC 30-day Yield	5.27	4.30	4.30	5.86

% Leverage (all classes)[5]

RIB				0.90

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Fund Profile
Credit Quality (% of total investment)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	9.1	BBB	15.1
AA	55.7	Not Rated	8.0
A	12.1
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2011
Performance2
Portfolio Manager Adam A. Weigold, CFA

	Class A	Class B	Class C	Class I
Symbol	ETVAX	EWAX	ECVAX	EVAIX
Inception Date	12/17/93	7/26/91	2/8/06	3/3/08

% Average Annual Total Returns at NAV
One Year	-0.31	-1.00	-0.99	-0.09
Five Years	0.76	-0.02	0.03	N.A.
Ten Years	2.78	2.03	N.A.	N.A.
Since Inception	3.70	3.89	0.62	3.77

% SEC Average Annual Total Returns with maximum sales charge

One Year	-5.01	-5.75	-1.94	-0.09
Five Years	-0.22	-0.35	0.03	N.A.
Ten Years	2.29	2.03	N.A.	N.A.
Since Inception	3.41	3.89	0.62	3.77

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000
This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	8/31/01	$13,159	$12,539
Class C	2/8/06	$10,352	N.A.
Class I	3/3/08	$11,381	N.A.
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2011
Performance 2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.82	1.57	1.57	0.61
Net of Interest Expense	0.78	1.53	1.53	0.57

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.87	4.10	4.10	5.08
Taxable-Equivalent Distribution Rate	7.95	6.69	6.69	8.29
SEC 30-day Yield	3.93	3.38	3.37	4.33
Taxable-Equivalent SEC 30-day Yield	6.42	5.52	5.50	7.07

% Leverage (all classes)[5]

RIB				7.78

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	2.66	4.94	4.95
Barclays Capital 20 Year Municipal Bond Index	2.57	4.85	5.43
Lipper Virginia Municipal Debt Funds Average*	1.33	2.87	3.75

*	Source: Lipper.
Fund Profile
Credit Quality (% of total investments)6
The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	13.0	BBB	12.1
AA	44.1	BB	1.2
A	27.3	Not Rated	2.3
See Endnotes and Additional Disclosures on page 26.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
August 31, 2011
Endnotes and Additional Disclosures

1.	The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. The Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. The Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

3.	Source: Fund prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with RIB transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and, as a result, NAV and performance have not been affected by this expense.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance is based on the highest combined federal and state income tax rates (38.25% for AL, 39.55% for AR, 38.90% for GA, 38.90% for KY, 38.58% for MD, 38.90% for MO, 40.04% for NC, 42.15% for OR, 39.55% for SC, 38.90% for TN, 38.74% for VA). Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

5.	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/11 as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if any.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.
Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Funds

August 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 – August 31, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,050.00	$3.98	0.77%
Class B	$1,000.00	$1,045.40	$7.84	1.52%
Class C	$1,000.00	$1,046.50	$7.84	1.52%
Class I	$1,000.00	$1,052.20	$2.95	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92	0.77%
Class B	$1,000.00	$1,017.50	$7.73	1.52%
Class C	$1,000.00	$1,017.50	$7.73	1.52%
Class I	$1,000.00	$1,022.30	$2.91	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance
Municipal Income Funds

August 31, 2011

Fund Expenses — continued

Eaton Vance Arkansas Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,043.60	$3.86	0.75%
Class B	$1,000.00	$1,039.30	$7.71	1.50%
Class C	$1,000.00	$1,039.30	$7.71	1.50%
Class I	$1,000.00	$1,043.60	$2.78	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82	0.75%
Class B	$1,000.00	$1,017.60	$7.63	1.50%
Class C	$1,000.00	$1,017.60	$7.63	1.50%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance Georgia Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,041.00	$4.27	0.83%
Class B	$1,000.00	$1,037.10	$8.16	1.59%
Class C	$1,000.00	$1,038.30	$8.17	1.59%
Class I	$1,000.00	$1,043.30	$3.24	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23	0.83%
Class B	$1,000.00	$1,017.20	$8.08	1.59%
Class C	$1,000.00	$1,017.20	$8.08	1.59%
Class I	$1,000.00	$1,022.00	$3.21	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance
Municipal Income Funds

August 31, 2011

Fund Expenses — continued

Eaton Vance Kentucky Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,043.80	$3.76	0.73%
Class B	$1,000.00	$1,040.60	$7.61	1.48%
Class C	$1,000.00	$1,039.30	$7.61	1.48%
Class I	$1,000.00	$1,044.80	$2.73	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class B	$1,000.00	$1,017.70	$7.53	1.48%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance Maryland Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,053.70	$4.19	0.81%
Class B	$1,000.00	$1,049.40	$8.06	1.56%
Class C	$1,000.00	$1,049.40	$8.06	1.56%
Class I	$1,000.00	$1,054.80	$3.21	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.13	0.81%
Class B	$1,000.00	$1,017.30	$7.93	1.56%
Class C	$1,000.00	$1,017.30	$7.93	1.56%
Class I	$1,000.00	$1,022.10	$3.16	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance
Municipal Income Funds

August 31, 2011

Fund Expenses — continued

Eaton Vance Missouri Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,053.70	$3.99	0.77%
Class B	$1,000.00	$1,049.90	$7.85	1.52%
Class C	$1,000.00	$1,050.90	$7.86	1.52%
Class I	$1,000.00	$1,055.90	$2.95	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92	0.77%
Class B	$1,000.00	$1,017.50	$7.73	1.52%
Class C	$1,000.00	$1,017.50	$7.73	1.52%
Class I	$1,000.00	$1,022.30	$2.91	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance North Carolina Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,063.80	$4.47	0.86%
Class B	$1,000.00	$1,060.40	$8.41	1.62%
Class C	$1,000.00	$1,060.50	$8.36	1.61%
Class I	$1,000.00	$1,066.00	$3.44	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.38	0.86%
Class B	$1,000.00	$1,017.00	$8.24	1.62%
Class C	$1,000.00	$1,017.10	$8.19	1.61%
Class I	$1,000.00	$1,021.90	$3.36	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance
Municipal Income Funds

August 31, 2011

Fund Expenses — continued

Eaton Vance Oregon Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,080.50	$4.67	0.89%
Class B	$1,000.00	$1,076.40	$8.58	1.64%
Class C	$1,000.00	$1,076.40	$8.58	1.64%
Class I	$1,000.00	$1,081.70	$3.57	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.53	0.89%
Class B	$1,000.00	$1,016.90	$8.34	1.64%
Class C	$1,000.00	$1,016.90	$8.34	1.64%
Class I	$1,000.00	$1,021.80	$3.47	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance South Carolina Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,069.70	$4.28	0.82%
Class B	$1,000.00	$1,065.40	$8.23	1.58%
Class C	$1,000.00	$1,065.40	$8.17	1.57%
Class I	$1,000.00	$1,069.60	$3.23	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.18	0.82%
Class B	$1,000.00	$1,017.20	$8.03	1.58%
Class C	$1,000.00	$1,017.30	$7.98	1.57%
Class I	$1,000.00	$1,022.10	$3.16	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance
Municipal Income Funds

August 31, 2011

Fund Expenses — continued

Eaton Vance Tennessee Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,029.50	$3.73	0.73%
Class B	$1,000.00	$1,024.00	$7.60	1.49%
Class C	$1,000.00	$1,025.10	$7.55	1.48%
Class I	$1,000.00	$1,029.10	$2.76	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class B	$1,000.00	$1,017.70	$7.58	1.49%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance Virginia Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(3/1/11)	(8/31/11)	(3/1/11 – 8/31/11)	Ratio

Actual
Class A	$1,000.00	$1,027.90	$4.09	0.80%
Class B	$1,000.00	$1,023.70	$7.91	1.55%
Class C	$1,000.00	$1,023.70	$7.96	1.56%
Class I	$1,000.00	$1,029.00	$3.07	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08	0.80%
Class B	$1,000.00	$1,017.40	$7.88	1.55%
Class C	$1,000.00	$1,017.30	$7.93	1.56%
Class I	$1,000.00	$1,022.20	$3.06	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2011.

Eaton Vance
Alabama Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 101.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 4.1%

Auburn University, 5.00%, 6/1/36	$500	$530,675
University of Alabama, 5.00%, 7/1/34	1,500	1,583,775

		$2,114,450

Electric Utilities — 0.7%

Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$352,965

		$352,965

Escrowed / Prerefunded — 2.3%

Huntsville, Prerefunded to 5/1/12, 5.25%, 5/1/31	$1,125	$1,185,289

		$1,185,289

General Obligations — 6.6%

Auburn, 5.25%, 12/1/27	$1,000	$1,102,060
Madison, 5.15%, 2/1/39	1,250	1,288,387
Mobile, 5.00%, 2/15/27	1,000	1,072,890

		$3,463,337

Hospital — 15.6%

Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,740	$1,743,028
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,580,595
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	427,372
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	782,385
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	407,328
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,070,770
Marshall County, Health Care Authority, 5.75%, 1/1/32	1,000	1,007,170
University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,000	1,113,670

		$8,132,318

Industrial Development Revenue — 3.6%

Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$583,404
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	400	329,584
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	758,175
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	250	211,537

		$1,882,700

Insured – Education — 11.0%

Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,039,310
Alabama State University, (AGC), 4.75%, 5/1/33	475	487,464
Alabama State University, (XLCA), 4.625%, 8/1/36	1,000	985,410
Auburn University, (AGM), 5.00%, 6/1/38	750	780,128
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,279,876
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,167,520

		$5,739,708

Insured – Electric Utilities — 2.0%

Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$440,064
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	617,006

		$1,057,070

Insured – Escrowed / Prerefunded — 11.5%

Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,665,750
Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	550	571,230
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,351,519
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	416,265

		$6,004,764

Insured – General Obligations — 3.9%

Gadsden, (AMBAC), 5.125%, 8/1/28	$2,000	$2,033,460

		$2,033,460

Insured – Hospital — 2.9%

East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,500	$1,502,190

		$1,502,190

See Notes to Financial Statements.

Eaton Vance
Alabama Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.0%

Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$516,970
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	971,286
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	520	610,620

		$2,098,876

Insured – Special Tax Revenue — 6.9%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$2,690	$2,235,471
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	272,685
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,275	1,078,267

		$3,586,423

Insured – Transportation — 3.9%

Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$835,030
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,196,329

		$2,031,359

Insured – Water and Sewer — 11.0%

Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,270,822
Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	255	242,105
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,059,830
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	756,525
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	413,816
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,017,790

		$5,760,888

Other Revenue — 3.1%

Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,594,965

		$1,594,965

Special Tax Revenue — 3.3%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$147,377
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	156,249
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	497,360
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	540	549,833
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	345,108

		$1,695,927

Water and Sewer — 4.7%

Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,431,207
Opelika Utilities Board, 5.25%, 6/1/36	500	523,710
Opelika Utilities Board, 5.25%, 6/1/41	500	521,145

		$2,476,062

Total Tax-Exempt Investments — 101.1%
(identified cost $50,242,594)		$52,712,751

Other Assets, Less Liabilities — (1.1)%		$(570,350)

Net Assets — 100.0%		$52,142,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.1% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 56.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 17.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $144,833.

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 100.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 2.7%

Texas A&M University, 5.00%, 7/1/26(1)	$200	$237,876
University of Arkansas, 5.00%, 12/1/29	250	263,718
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	514,105
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	813,810

		$1,829,509

General Obligations — 26.7%

Arkansas, 4.75%, 6/1/29	$750	$796,200
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,680,727
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,037,500
Benton, School District No. 8, 4.80%, 2/1/38	750	756,105
Benton, School District No. 8, 4.85%, 2/1/40	1,000	1,008,750
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,022,050
Bradford, Special School District, 4.75%, 2/1/39	315	323,325
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,529,381
Conway, School District No. 1, 4.75%, 2/1/34	750	760,238
Forrest City, School District No. 7, 4.50%, 2/1/32	390	403,506
Forrest City, School District No. 7, 4.625%, 2/1/35	595	614,474
Greenwood, School District No. 25, 4.20%, 12/1/26	1,365	1,427,599
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,278,562
Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	350	316,988
Pulaski County, Special School District, 5.00%, 2/1/35	500	510,650
Sheridan, School District No. 37, 4.375%, 2/1/30	875	893,078
Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,000	1,004,240
Springdale School District No. 50, 4.625%, 6/1/35	1,000	1,014,560
Springdale School District No. 50, 4.75%, 6/1/39	1,000	1,021,880

		$18,399,813

Hospital — 0.7%

Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$200	$200,138
North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	250	250,360

		$450,498

Housing — 3.5%

Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$434,764
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	720	703,656
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	660	666,798
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	90	90,103
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	180	180,786
North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	335	335,161

		$2,411,268

Industrial Development Revenue — 5.3%

Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$403,784
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,169,260
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	815	671,528
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	475	401,921

		$3,646,493

Insured – Education — 11.3%

Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,000	$1,022,340
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,151,590
Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,250	1,304,912
Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	1,155	1,177,084
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,037,460
University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	500	521,840
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,026,870
University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	500	507,995

		$7,750,091

Insured – Electric Utilities — 6.3%

Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,435	$1,452,880
North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	825	905,347
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	650	658,119
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	543,829

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$750	$763,462

		$4,323,637

Insured – Escrowed / Prerefunded — 1.5%

Conway, Water Revenue, (FGIC), (NPFG), Prerefunded to 12/1/11, 5.125%, 12/1/23	$500	$506,120
Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	500	500,000

		$1,006,120

Insured – General Obligations — 1.4%

Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$443,355
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	525,811

		$969,166

Insured – Health – Miscellaneous — 1.1%

Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$195	$195,187
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	530,835

		$726,022

Insured – Hospital — 6.3%

Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,180,174
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,541,880
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,589,320

		$4,311,374

Insured – Lease Revenue / Certificates of Participation — 4.0%

Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$425	$435,884
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,000	1,036,160
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,261,410

		$2,733,454

Insured – Other Revenue — 4.8%

Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$585,860
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	1,320	524,990
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	979,370
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,690	1,194,565

		$3,284,785

Insured – Special Tax Revenue — 4.6%

Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$210	$214,832
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,045,790
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	113,470
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,465	270,579
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,480	883,837
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,695	186,992
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	480	485,904

		$3,201,404

Insured – Transportation — 1.7%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,200	$1,186,536

		$1,186,536

Insured – Water and Sewer — 9.5%

Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515	$517,539
Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	500	501,155
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,145	1,186,758
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	500	534,215
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,012,220
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	472,532
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	786,607
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	521,275
Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,028,840

		$6,561,141

See Notes to Financial Statements.

Eaton Vance
Arkansas Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.2%

Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,500	$1,539,240

		$1,539,240

Other Revenue — 0.3%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$235,770

		$235,770

Special Tax Revenue — 3.5%

Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,420	$1,577,833
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	260	264,735
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	114,359
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	461,913

		$2,418,840

Transportation — 0.7%

Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$480,865

		$480,865

Water and Sewer — 2.1%

Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$250	$313,510
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	627,428
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	526,855

		$1,467,793

Total Tax-Exempt Investments — 100.2%
(identified cost $68,424,185)		$68,933,819

Other Assets, Less Liabilities — (0.2)%		$(153,724)

Net Assets — 100.0%		$68,780,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 13.0% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 52.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 27.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $69,735.

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 104.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 4.6%

Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$611,904
Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	950	956,622
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,575,375

		$3,143,901

Electric Utilities — 1.5%

Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,014,860

		$1,014,860

Escrowed / Prerefunded — 1.5%

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,029,784

		$1,029,784

General Obligations — 18.7%

Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,750	$1,734,040
Georgia, 1.00%, 3/1/26(1)	2,000	1,404,620
Georgia, 2.00%, 12/1/23	500	455,865
Georgia, 2.00%, 8/1/27	500	406,640
Georgia, 5.00%, 7/1/29	600	682,062
Gwinnett County, School District, 5.00%, 2/1/36(2)	4,500	4,745,790
Jefferson City School District, 5.25%, 2/1/33	1,500	1,625,655
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	513,120
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,105,860

		$12,673,652

Hospital — 9.7%

Coweta County Development Authority, (Piedmont Healthcare Project), 5.00%, 6/15/45	$750	$734,370
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,005,840
Fulton County, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,092,490
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	761,325
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	994,430

		$6,588,455

Housing — 3.5%

Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	$1,980	$2,005,799
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	350	350,165

		$2,355,964

Industrial Development Revenue — 8.7%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,197,720
Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	700	703,465
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	882,672
Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	750	750,037
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	850	700,366
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	485	486,552
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	225	190,384

		$5,911,196

Insured – Education — 1.8%

Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,190,216

		$1,190,216

Insured – Electric Utilities — 9.5%

Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$3,005	$3,385,102
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	394,871
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	449,895
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	750	740,408
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,476,028

		$6,446,304

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations — 1.8%

Fayette County, School District, (AGM), 4.95%, 3/1/25	$660	$700,372
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	525,811

		$1,226,183

Insured – Hospital — 1.8%

Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,211,646

		$1,211,646

Insured – Lease Revenue / Certificates of Participation — 4.4%

Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	$949	$880,501
Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,057,140
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,040,780

		$2,978,421

Insured – Special Tax Revenue — 7.7%

Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,839,040
George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	1,000	1,001,740
Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,000	1,011,170
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	827,880
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	569,956

		$5,249,786

Insured – Transportation — 5.5%

Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$797,890
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,196,510
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,780	1,760,028

		$3,754,428

Insured – Water and Sewer — 14.7%

Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$526,275
Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,135	1,358,107
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	2,000	2,127,860
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,296,337
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,211,440
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,000	1,194,470
Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,252,857
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,049,320

		$10,016,666

Special Tax Revenue — 4.5%

Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	$750	$794,355
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	208,360
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	221,773
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	7,255	385,313
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	1,000	1,018,210
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	461,914

		$3,089,925

Transportation — 1.3%

Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$762,990
Augusta, Airport Revenue, 5.15%, 1/1/35	105	91,837

		$854,827

Water and Sewer — 3.1%

Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,084,870
Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	1,000	1,039,080

		$2,123,950

Total Tax-Exempt Investments — 104.3%
(identified cost $68,832,173)		$70,860,164

Other Assets, Less Liabilities — (4.3)%		$(2,936,746)

Net Assets — 100.0%		$67,923,418

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 13.0% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 45.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 19.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $268,210.

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 97.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 2.5%

Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,282,202

		$1,282,202

Escrowed / Prerefunded — 3.7%

Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$1,910,790

		$1,910,790

General Obligations — 3.6%

Kenton County, 4.625%, 4/1/34	$750	$762,113
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,076,030

		$1,838,143

Hospital — 6.7%

Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$1,017,140
Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	538,210
Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	521,295
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	829,800
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	533,945

		$3,440,390

Housing — 4.7%

Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$365	$363,401
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,000	2,029,380

		$2,392,781

Industrial Development Revenue — 4.7%

Owen County, (American Water Project), 6.25%, 6/1/39	$500	$521,750
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	695	588,074
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,320	1,317,426

		$2,427,250

Insured – Electric Utilities — 15.1%

Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,033,760
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,026,360
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,064,180
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,416,800
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,256,844
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	440,064
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	509,375

		$7,747,383

Insured – General Obligations — 1.3%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$600	$657,264

		$657,264

Insured – Hospital — 6.6%

Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$850,748
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	6,775	2,521,791

		$3,372,539

Insured – Industrial Development Revenue — 0.5%

Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$251,738

		$251,738

Insured – Lease Revenue / Certificates of Participation — 12.6%

Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	$1,000	$1,055,910
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	1,089,119
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	533,965
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	536,495
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,024,980
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	928,162
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,073,020

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	$255	$258,476

		$6,500,127

Insured – Other Revenue — 2.0%

Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,000	$1,050,760

		$1,050,760

Insured – Transportation — 5.3%

Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,015,270
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,295	1,698,346

		$2,713,616

Insured – Water and Sewer — 12.6%

Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,500	$1,533,045
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	500	499,985
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	500	519,020
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,060	1,067,727
Louisville and Jefferson County Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	1,000	975,750
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	750	786,817
Owensboro, (AGC), 5.00%, 9/15/26	500	542,690
Owensboro, (AGC), 5.00%, 9/15/27	290	312,519
Owensboro, (AGC), 5.00%, 9/15/31	225	236,777

		$6,474,330

Lease Revenue / Certificates of Participation — 8.7%

Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$2,700	$2,508,543
Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,000	1,161,180
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	821,167

		$4,490,890

Other Revenue — 0.5%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$136,584
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	7,595	117,950

		$254,534

Special Tax Revenue — 1.2%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$71,147
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	75,604
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	114,359
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	345,108

		$606,218

Transportation — 3.1%

Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$536,565
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,073,930

		$1,610,495

Water and Sewer — 2.2%

Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27(1)	$1,000	$1,130,690

		$1,130,690

Total Tax-Exempt Investments — 97.6%
(identified cost $48,668,841)		$50,152,140

Other Assets, Less Liabilities — 2.4%		$1,217,393

Net Assets — 100.0%		$51,369,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Kentucky Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.6% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 57.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 26.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 104.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 1.7%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,252,713

		$1,252,713

Education — 10.4%

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$2,000	$2,016,200
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,185,488
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,017,070
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,414,575
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	159,820
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,002,830

		$7,795,983

Escrowed / Prerefunded — 2.9%

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,203,800

		$2,203,800

General Obligations — 17.4%

Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,201,344
Baltimore County, (Metropolitan District), 5.00%, 2/1/31(2)	2,000	2,169,220
Maryland, 5.00%, 11/1/19	2,000	2,483,140
Montgomery County, 5.00%, 5/1/23	1,000	1,126,340
Montgomery County, 5.00%, 5/1/25	1,500	1,662,465
Montgomery County, 5.25%, 10/1/19	1,000	1,014,270
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,524,924
Puerto Rico, 0.00%, 7/1/16	1,100	918,533

		$13,100,236

Health Care – Miscellaneous — 2.6%

Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$895	$900,110
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,016,180

		$1,916,290

Hospital — 11.8%

Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$760,843
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,017,440
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,048,060
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,422,225
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,269,120
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,597,693
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	730,103

		$8,845,484

Housing — 8.0%

Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,006,430
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(3)	1,170	1,173,779
Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	1,000	954,520
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	976,180
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	2,000	1,922,420

		$6,033,329

Industrial Development Revenue — 2.6%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$900	$774,693
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	185	170,698

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	$1,000	$1,024,090

		$1,969,481

Insured – Education — 1.9%

Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,428,612

		$1,428,612

Insured – Escrowed / Prerefunded — 5.0%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,751,041

		$3,751,041

Insured – Hospital — 5.8%

Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$1,490	$1,401,583
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	2,974,877

		$4,376,460

Insured – Special Tax Revenue — 2.2%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$192,967
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	424,477
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	413,940
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	48,750
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	585,740

		$1,665,874

Insured – Transportation — 12.5%

Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,042,410
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,586,535
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,000	2,110,480
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,500	1,536,975
Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,500	1,520,250
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,705	1,616,971

		$9,413,621

Insured – Water and Sewer — 5.3%

Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,105,800
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,351,460
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	514,290

		$3,971,550

Other Revenue — 0.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$504,711
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	157,008

		$661,719

Senior Living / Life Care — 1.9%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$497,509
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	321,990
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	190	188,149
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	456,995

		$1,464,643

Special Tax Revenue — 6.3%

Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$717,210
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	505,732
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,165,170
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	270,368
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	2,040	2,077,148

		$4,735,628

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation — 5.0%

Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,132,620
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,645,025

		$3,777,645

Total Tax-Exempt Investments — 104.2%
(identified cost $77,626,197)		$78,364,109

Other Assets, Less Liabilities — (4.2)%		$(3,129,562)

Net Assets — 100.0%		$75,234,547

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 31.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 13.9% of total investments.

(1)	Currently the issuer is in default with respect to interest payments.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $547,148.

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 101.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.9%

Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	$1,000	$979,490
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	360	377,118
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,119,780

		$2,476,388

Education — 6.1%

Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,106,560
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,392,976
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,500	1,638,795

		$5,138,331

Electric Utilities — 1.4%

Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$1,150	$1,186,409

		$1,186,409

General Obligations — 11.5%

Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,080,800
Columbia School District, 5.00%, 3/1/31	1,000	1,106,290
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,104,430
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,096,750
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,085,620
Kansas City, 4.75%, 2/1/25	1,000	1,089,970
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,112,960
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	834,870
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,202,640

		$9,714,330

Hospital — 8.7%

Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$880,000
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,083,828
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,025,340
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	550	550,550
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250	253,128
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,018,270
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	480,195
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,043,118

		$7,334,429

Housing — 2.8%

Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$845	$794,900
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	509,141
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	220	221,469
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	660	668,963
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	175	175,723

		$2,370,196

Industrial Development Revenue — 3.5%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,080	$1,177,880
Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,500	1,490,385
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	300	253,845

		$2,922,110

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 1.9%

Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,500	$1,604,925

		$1,604,925

Insured – Electric Utilities — 9.9%

Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,240	$1,307,282
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,250	2,250,023
Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	250	250,150
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	394,871
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	449,895
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,399,681
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,299,411

		$8,351,313

Insured – Escrowed / Prerefunded — 4.3%

Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), Prerefunded to 12/1/11, 5.25%, 12/1/22	$750	$759,413
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	2,727,359
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	205	148,797

		$3,635,569

Insured – General Obligations — 8.0%

Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,265,904
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,080,830
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,078,190
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	922,610
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,249,490
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,127,210

		$6,724,234

Insured – Hospital — 3.2%

Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$2,697,200

		$2,697,200

Insured – Industrial Development Revenue — 2.2%

Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,070	$1,048,407
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	1,000	855,290

		$1,903,697

Insured – Lease Revenue / Certificates of Participation — 5.6%

Cape Girardeau County Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,000	$1,057,550
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	1,000	659,040
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,050,420
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	743,128
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,261,410

		$4,771,548

Insured – Special Tax Revenue — 6.1%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,642,481
Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	600	597,360
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,064,100
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	827,880

		$5,131,821

Insured – Transportation — 5.9%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,060	$2,036,887
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	900	908,604
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	1,003,921

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	$1,000	$1,024,770

		$4,974,182

Insured – Water and Sewer — 1.2%

Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,044,790

		$1,044,790

Other Revenue — 3.0%

Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,555,975

		$2,555,975

Senior Living / Life Care — 3.8%

Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$1,000	$906,340
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,400	1,334,648
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	944,120

		$3,185,108

Special Tax Revenue — 3.8%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$274,425
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	297,378
Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	600	589,650
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	7,500	398,325
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,640	1,669,865

		$3,229,643

Transportation — 2.6%

Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,153,940
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,085,320

		$2,239,260

Water and Sewer — 3.0%

Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,279,140
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,269,174

		$2,548,314

Total Tax-Exempt Investments — 101.4%
(identified cost $83,002,594)		$85,739,772

Other Assets, Less Liabilities — (1.4)%		$(1,174,257)

Net Assets — 100.0%		$84,565,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 12.5% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 47.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 20.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $439,864.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 108.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 7.5%

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,000	$5,359,600
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,530,032

		$7,889,632

Electric Utilities — 6.6%

North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,500	$1,608,240
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,388,520
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,283,197
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	627,244
Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,000	1,028,720

		$6,935,921

Escrowed / Prerefunded — 3.2%

Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,635,504
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,698,480

		$3,333,984

General Obligations — 1.0%

Charlotte, 5.00%, 7/1/29(2)	$1,000	$1,029,330

		$1,029,330

Hospital — 19.0%

Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$4,878,508
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,331,674
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,123,280
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	835,750
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,301,035
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	1,753,020
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	925,839
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000	1,000,980
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,743,575

		$19,893,661

Housing — 7.1%

Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,427,826
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,275	2,214,667
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,945	1,885,833
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	955	927,716
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	955	943,215

		$7,399,257

Industrial Development Revenue — 0.7%

Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$757,853

		$757,853

Insured – Education — 1.9%

North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$850,390
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,101,293

		$1,951,683

Insured – Electric Utilities — 3.3%

North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,000	$1,133,980
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,000	988,780
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,340	1,322,861

		$3,445,621

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations — 0.9%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$920,170

		$920,170

Insured – Hospital — 7.2%

Johnston Memorial Hospital, (AGM), Variable Rate, 18.924%, 10/1/36(3)(4)(5)	$1,675	$1,879,417
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,124,261
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,000	1,026,360
North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,090	2,159,931
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,316,625

		$7,506,594

Insured – Lease Revenue / Certificates of Participation — 5.7%

Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,581,360
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,051,040
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	1,950	2,028,039
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,261,410

		$5,921,849

Insured – Special Tax Revenue — 3.0%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$575,185
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	12,440	753,864
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	1,613,280
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	895	105,753
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	720	79,430

		$3,127,512

Insured – Transportation — 7.4%

Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$517,980
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	2,652,000
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,089,900
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,800	1,779,804
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,800	1,707,066

		$7,746,750

Insured – Water and Sewer — 1.9%

Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$520,980
Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26	1,500	1,503,165

		$2,024,145

Lease Revenue / Certificates of Participation — 11.6%

Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,638,459
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,512,420
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,523,625
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,056,120
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,103,940
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,107,330
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,131,040
Wake County, 5.00%, 1/1/33	1,000	1,067,660
Wake County, 5.00%, 6/1/36	1,000	1,054,760

		$12,195,354

Other Revenue — 2.7%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$440,971
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,168,670
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,201,873

		$2,811,514

Senior Living / Life Care — 1.6%

North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,697,441

		$1,697,441

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 3.5%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$451,966
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(6)	2,620	2,667,710
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	578,719

		$3,698,395

Transportation — 2.5%

Charlotte Airport, 5.50%, 7/1/34	$500	$532,145
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,035,830
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,027,260

		$2,595,235

Water and Sewer — 10.5%

Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,628,183
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,115,740
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,081,650
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	1,951,560
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,087,900
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,163,180

		$11,028,213

Total Tax-Exempt Investments — 108.8%
(identified cost $109,017,464)		$113,910,114

Other Assets, Less Liabilities — (8.8)%		$(9,254,653)

Net Assets — 100.0%		$104,655,461

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 17.8% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 28.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 12.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2011, the aggregate value of these securities is $1,879,417 or 1.8% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at August 31, 2011.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $702,710.

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 112.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 0.3%

Western Generation Agency (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$340	$340,078

		$340,078

Education — 8.5%

Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,112,140
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,153,800
Oregon State Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,133,880
Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,031,520
Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	509,855
Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,016,750
Oregon State Facilities Authority, (Reed College), 4.75%, 7/1/32	250	262,780
Oregon State Facilities Authority, (Reed College), 5.00%, 7/1/29	250	275,972
Oregon State Facilities Authority, (Reed College), 5.125%, 7/1/41	250	268,585

		$10,765,282

Electric Utilities — 1.9%

Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24(1)	$1,000	$1,029,410
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,305,663

		$2,335,073

General Obligations — 33.4%

Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$749,565
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,184,175
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	310,989
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	178,058
Clackamas County, School District No. 46, 0.00%, 6/15/32	2,230	792,341
Clackamas County, School District No. 46, 0.00%, 6/15/33	2,000	678,980
Clackamas County, School District No. 46, 0.00%, 6/15/39	12,870	3,201,284
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	1,570,101
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	1,523,170
Jackson County, School District No. 549C, 5.00%, 6/15/33(2)	8,000	8,512,640
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,770	1,839,225
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	473,670
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	539,788
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	373,210
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	480,439
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,557,204
Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	435	435,287
Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	740	742,042
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	594,326
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	1,969,139
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	869,459
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	536,699
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,340,277
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,268,826
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	475,751
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,722,163
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	5,192,625

		$42,111,433

Hospital — 7.1%

Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,041,450
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,112,094

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	$3,685	$3,746,392

		$8,899,936

Housing — 10.8%

Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$780	$719,511
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,685	2,621,043
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	4,976,650
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,025	3,113,754
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,025	976,815
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,210	1,224,677

		$13,632,450

Industrial Development Revenue — 1.1%

Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$735	$711,267
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	795	676,982

		$1,388,249

Insured – Education — 2.4%

Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$4,800	$3,055,920

		$3,055,920

Insured – Electric Utilities — 3.5%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,736,420
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	2,729,033

		$4,465,453

Insured – General Obligations — 6.0%

Beaverton, School District, (AGC), 5.125%, 6/1/36	$715	$767,023
Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,000	4,910,080
Newport, (AGC), 0.00%, 6/1/28	1,000	489,960
Newport, (AGC), 0.00%, 6/1/29	1,225	568,216
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	884,112

		$7,619,391

Insured – Hospital — 3.8%

Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,451,111
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,296,760

		$4,747,871

Insured – Special Tax Revenue — 6.2%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$196,476
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	73,125
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,184,711
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,061,477
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,269,400
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	42,840	2,596,104
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,795	212,097
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,435	158,309

		$7,751,699

Insured – Transportation — 4.7%

Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$314,971
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,654,249
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,050	2,190,917
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,800	1,779,804

		$5,939,941

Other Revenue — 8.2%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$658,692
Oregon State Department of Administrative Services, 5.00%, 4/1/28(2)(3)	8,740	9,627,722

		$10,286,414

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 1.4%

Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,750	$1,762,950

		$1,762,950

Special Tax Revenue — 5.4%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$12,970	$688,837
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	5,220	5,315,056
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	801,712

		$6,805,605

Transportation — 4.6%

Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,000	$4,230,760
Redmond Airport Revenue, 5.50%, 6/1/24	215	222,097
Redmond Airport Revenue, 5.75%, 6/1/27	200	206,410
Redmond Airport Revenue, 6.00%, 6/1/34	550	567,111
Redmond Airport Revenue, 6.25%, 6/1/39	600	625,182

		$5,851,560

Water and Sewer — 3.1%

Portland, (Water System), 5.00%, 5/1/35(1)	$1,865	$2,023,319
Washington County, Clean Water Services, 4.75%, 10/1/27	1,710	1,848,682

		$3,872,001

Total Tax-Exempt Investments — 112.4%
(identified cost $139,414,503)		$141,631,306

Other Assets, Less Liabilities — (12.4)%		$(15,632,264)

Net Assets — 100.0%		$125,999,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.9% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 23.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 9.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,472,778.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 109.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 0.2%

South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$240	$237,242

		$237,242

Electric Utilities — 6.9%

South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,032,484
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	3,862,137

		$8,894,621

General Obligations — 6.5%

South Carolina, 3.25%, 8/1/30(1)	$2,155	$2,033,695
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,135,114
South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,850	3,189,456

		$8,358,265

Hospital — 12.7%

Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,005,780
Greenwood County, 5.375%, 10/1/39	3,835	3,876,111
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	3,689,686
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,170,336
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,396,299
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,291,782

		$16,429,994

Industrial Development Revenue — 2.3%

Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,504,680
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,425,718

		$2,930,398

Insured – Electric Utilities — 13.3%

Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$450	$191,493
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	6,635	2,639,138
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	10,610	3,478,807
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	7,815	2,955,164
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	1,000	308,390
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,200,809
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,437,736
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,725	3,683,205
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	937,849
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	335,924

		$17,168,515

Insured – General Obligations — 2.0%

Berkeley County, (AGM), 2.00%, 9/1/25	$1,300	$1,101,867
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,515,236

		$2,617,103

Insured – Lease Revenue / Certificates of Participation — 3.3%

Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,247,974
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,016,330

		$4,264,304

Insured – Special Tax Revenue — 0.5%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$4,890	$296,334
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,795	212,097
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,435	158,309

		$666,740

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation — 3.9%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$2,700	$2,669,706
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,132,384
South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	1,305	1,305,835

		$5,107,925

Insured – Utilities — 7.1%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,205,760
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,402,780
Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,185	5,189,459
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	385	398,179

		$9,196,178

Insured – Water and Sewer — 6.5%

Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$500	$566,425
Greenwood, Metropolitan District Sewer System, (AGM), Variable Rate, 17.958%, 10/1/30(3)(4)(5)	1,875	2,307,300
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,149,274
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	3,405	3,426,009

		$8,449,008

Lease Revenue / Certificates of Participation — 14.9%

Berkeley County, School District, 5.125%, 12/1/30	$3,350	$3,409,061
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	352,285
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,562,375
Greenville County, School District, 5.00%, 12/1/24(2)	3,000	3,178,500
Laurens County, School District, 5.25%, 12/1/30	4,645	4,704,549
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,529,123
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,718,213
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	509,469
Newberry County, School District, 5.25%, 12/1/25	1,320	1,360,339

		$19,323,914

Other Revenue — 8.7%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$698,042
Tobacco Settlement Revenue Management Authority, 5.00%, 6/1/18	650	650,786
Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	7,600	9,948,856

		$11,297,684

Special Tax Revenue — 5.7%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,267,736
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	5,220	5,315,056
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	860,115

		$7,442,907

Student Loan — 2.0%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,460	$2,575,989

		$2,575,989

Transportation — 3.0%

South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$3,881,040

		$3,881,040

Water and Sewer — 9.6%

Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,117,240
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,279,270
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(2)(6)	7,500	8,017,425

		$12,413,935

Total Tax-Exempt Investments — 109.1%
(identified cost $136,172,424)		$141,255,762

Other Assets, Less Liabilities — (9.1)%		$(11,727,231)

Net Assets — 100.0%		$129,528,531

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 13.1% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 33.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 14.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2011, the aggregate value of these securities is $2,307,300 or 1.8% of the Fund’s net assets.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at August 31, 2011.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,792,481.

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 100.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 8.5%

Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,513,948
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,063,840
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,596,585

		$4,174,373

Electric Utilities — 6.8%

Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,585,545
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	533,390
Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	500	501,255
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	680	701,529

		$3,321,719

General Obligations — 4.9%

Johnson City, 5.00%, 6/1/31	$350	$371,308
Tennessee, 5.00%, 5/1/29	1,000	1,098,750
Williamson County, 3.25%, 4/1/17(1)	850	943,967

		$2,414,025

Hospital — 12.0%

Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$550,005
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	960,690
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	907,450
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	475,648
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	492,625
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,100,377
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	518,965
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	898,750

		$5,904,510

Housing — 5.3%

Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$465	$465,465
Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	420	420,214
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,255	1,265,141
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	450	449,640

		$2,600,460

Industrial Development Revenue — 1.8%

Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$300	$299,955
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	500	466,845
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	150	126,922

		$893,722

Insured – Education — 2.8%

Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,361,512

		$1,361,512

Insured – Electric Utilities — 11.7%

Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,000	$1,192,220
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	500	538,745
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,060,150
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	2,000	1,789,460
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	263,248
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	200	197,756
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	420	414,628
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	305,385

		$5,761,592

Insured – Escrowed / Prerefunded — 10.2%

Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$1,500	$1,505,295
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	877,181

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)

Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	$330	$343,844
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,251,060

		$4,977,380

Insured – General Obligations — 8.4%

Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$523,115
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,150,331
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,538,060
Manchester, (AGM), 5.00%, 6/1/38	250	268,003
Memphis, (AGC), 5.00%, 4/1/26	530	647,946

		$4,127,455

Insured – Hospital — 1.4%

Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$680,542

		$680,542

Insured – Lease Revenue / Certificates of Participation — 1.3%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$630,705

		$630,705

Insured – Special Tax Revenue — 3.0%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$620,910
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	435,699
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	395,500

		$1,452,109

Insured – Transportation — 2.4%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$560	$553,717
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	606,957

		$1,160,674

Insured – Water and Sewer — 13.0%

Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,204,340
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,034,270
Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	750	785,573
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	921,734
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,050,850
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	790	825,510
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	532,460

		$6,354,737

Other Revenue — 0.9%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$213,006
Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	250	241,575

		$454,581

Special Tax Revenue — 2.3%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$137,213
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	146,169
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	4,815	255,724
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	220	224,006
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	345,108

		$1,108,220

Transportation — 3.8%

Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$510,880
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,369,925

		$1,880,805

Total Tax-Exempt Investments — 100.5%
(identified cost $48,330,424)		$49,259,121

Other Assets, Less Liabilities — (0.5)%		$(222,997)

Net Assets — 100.0%		$49,036,124

See Notes to Financial Statements.

Eaton Vance
Tennessee Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 11.9% of the Fund’s net assets at August 31, 2011 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 53.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 23.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $59,006.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

August 31, 2011

Portfolio of Investments

Tax-Exempt Investments — 104.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 8.6%

Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,783,113
University of Virginia, 5.00%, 6/1/40(1)	3,100	3,322,332
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,263,480
Virginia College Building Authority, 5.00%, 9/1/38	275	290,185

		$9,659,110

Electric Utilities — 3.2%

Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,493,955
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,078,795

		$3,572,750

Escrowed / Prerefunded — 0.1%

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$75	$79,822

		$79,822

General Obligations — 5.3%

Loudoun County, 5.00%, 7/1/27	$2,820	$3,184,767
Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,390	1,419,690
Portsmouth, 4.75%, 7/15/25	500	552,770
Portsmouth, 5.25%, 7/15/25	675	776,628

		$5,933,855

Hospital — 19.2%

Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,750	$1,753,938
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,571,591
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,151,440
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	850	855,236
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	796,852
Prince William County Industrial Development Authority, 5.20%, 10/1/30	465	462,749
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,000	978,340
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,112,947
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,005,107
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,480,845
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,975	1,812,754
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,540,905

		$21,522,704

Housing — 8.1%

Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$5,000	$4,759,050
Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,740	1,662,204
Virginia Housing Development Authority, (AMT), Variable Rate, 23.818%, 10/1/35(3)(4)(5)	1,000	1,117,600
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,527,525

		$9,066,379

Industrial Development Revenue — 4.0%

James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250	$1,250,488
Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,625	1,356,420
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,230	1,886,914

		$4,493,822

Insured – Education — 5.9%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$5,655	$6,603,457

		$6,603,457

Insured – Electric Utilities — 2.8%

Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,044,980
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,120,120

		$3,165,100

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital — 6.3%

Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$300,258
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), (AGC), 4.50%, 11/1/42	950	887,385
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,713,315
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,181,028

		$7,081,986

Insured – Lease Revenue / Certificates of Participation — 0.7%

Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$792,811

		$792,811

Insured – Special Tax Revenue — 0.3%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$357,867

		$357,867

Insured – Transportation — 22.5%

Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,298,500
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	953,781
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,000	1,005,020
Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,255	5,322,107
Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	1,000	1,000,300
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,040	3,005,891
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,615,296
Richmond Metropolitan Authority, Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,225,942
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,834,859

		$25,261,696

Lease Revenue / Certificates of Participation — 1.4%

Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,603,995

		$1,603,995

Other Revenue — 5.3%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$227,640
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	232,639
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,250	1,271,163
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	2,000	1,205,220
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	2,955,255

		$5,891,917

Senior Living / Life Care — 2.0%

Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,440	$1,321,934
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	907,760

		$2,229,694

Special Tax Revenue — 1.7%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$6,250	$1,108,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	800	814,568

		$1,923,068

Transportation — 2.4%

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,049,130
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,587,015

		$2,636,145

Water and Sewer — 4.8%

Fairfax County Water Authority, 5.25%, 4/1/27	$2,795	$3,499,564
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	725	740,065
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	1,000	1,120,860

		$5,360,489

Total Tax-Exempt Investments — 104.6%
(identified cost $112,771,425)		$117,236,667

Other Assets, Less Liabilities — (4.6)%		$(5,205,380)

Net Assets — 100.0%		$112,031,287

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund

August 31, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 36.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 23.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (See Note 1I).

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2011, the aggregate value of these securities is $1,117,600 or 1.0% of the Fund’s net assets.

(4)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at August 31, 2011.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $214,568.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Assets and Liabilities

	August 31, 2011

Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Investments —
Identified cost	$50,242,594	$68,424,185	$68,832,173	$48,668,841
Unrealized appreciation	2,470,157	509,634	2,027,991	1,483,299

Investments, at value	$52,712,751	$68,933,819	$70,860,164	$50,152,140

Cash	$634,572	$96,831	$18,138	$779,406
Interest receivable	636,208	772,706	768,475	529,834
Receivable for investments sold	—	—	2,197,811	—
Receivable for Fund shares sold	14,046	159,153	105,510	13,368
Receivable for variation margin on open financial futures contracts	34,094	61,681	124,552	32,031
Receivable for open swap contracts	6,381	19,498	28,362	21,271

Total assets	$54,038,052	$70,043,688	$74,103,012	$51,528,050

Liabilities

Payable for floating rate notes issued	$1,710,000	$795,000	$5,015,000	$—
Demand note payable	—	—	500,000	—
Payable for closed swap contracts	—	166,460	294,155	—
Payable for Fund shares redeemed	27,726	144,266	143,759	41,140
Distributions payable	77,014	67,055	124,254	41,224
Payable to affiliates:
Investment adviser fee	12,040	18,149	18,513	11,757
Distribution and service fees	10,661	17,048	16,697	11,001
Interest expense and fees payable	3,224	1,110	4,573	—
Accrued expenses	54,986	54,505	62,643	53,395

Total liabilities	$1,895,651	$1,263,593	$6,179,594	$158,517

Net Assets	$52,142,401	$68,780,095	$67,923,418	$51,369,533

Sources of Net Assets

Paid-in capital	$52,208,557	$74,275,175	$75,808,790	$54,899,819
Accumulated net realized loss	(2,475,333)	(6,088,531)	(9,825,216)	(5,067,592)
Accumulated undistributed (distributions in excess of) net investment income	(59,086)	(61,039)	(94,148)	7,782
Net unrealized appreciation	2,468,263	654,490	2,033,992	1,529,524

Net Assets	$52,142,401	$68,780,095	$67,923,418	$51,369,533

Class A Shares

Net Assets	$42,857,399	$57,911,639	$48,634,555	$47,322,373
Shares Outstanding	4,491,820	6,473,054	5,761,245	5,494,852
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$8.95	$8.44	$8.61
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.02	$9.40	$8.86	$9.04

Class B Shares

Net Assets	$1,682,033	$2,717,438	$3,086,419	$1,090,491
Shares Outstanding	160,281	282,745	342,181	117,287
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.49	$9.61	$9.02	$9.30

Class C Shares

Net Assets	$2,439,706	$6,409,010	$6,995,885	$2,445,025
Shares Outstanding	232,281	666,943	775,000	262,794
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.50	$9.61	$9.03	$9.30

Class I Shares

Net Assets	$5,163,263	$1,742,008	$9,206,559	$511,644
Shares Outstanding	540,864	194,862	1,087,401	59,411
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.55	$8.94	$8.47	$8.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Assets and Liabilities — continued

	August 31, 2011

Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Investments —
Identified cost	$77,626,197	$83,002,594	$109,017,464	$139,414,503
Unrealized appreciation	737,912	2,737,178	4,892,650	2,216,803

Investments, at value	$78,364,109	$85,739,772	$113,910,114	$141,631,306

Cash	$358,637	$1,085,859	$16,340	$663,338
Interest receivable	965,579	1,062,346	1,332,155	1,311,771
Receivable for investments sold	—	5,000	—	—
Receivable for Fund shares sold	54,171	45,085	26,654	26,284
Receivable for variation margin on open financial futures contracts	18,750	52,391	169,375	215,625
Receivable for open swap contracts	—	12,940	—	—

Total assets	$79,761,246	$88,003,393	$115,454,638	$143,848,324

Liabilities

Payable for floating rate notes issued	$3,810,000	$3,110,000	$9,935,000	$17,370,000
Demand note payable	—	—	400,000	—
Payable for closed swap contracts	335,200	—	—	—
Payable for Fund shares redeemed	160,509	132,638	164,092	164,364
Distributions payable	103,661	85,231	152,130	131,945
Payable to affiliates:
Investment adviser fee	21,022	23,869	33,045	42,185
Distribution and service fees	22,095	18,984	25,679	36,140
Interest expense and fees payable	6,092	5,638	18,841	33,679
Accrued expenses	68,120	61,518	70,390	70,969

Total liabilities	$4,526,699	$3,437,878	$10,799,177	$17,849,282

Net Assets	$75,234,547	$84,565,515	$104,655,461	$125,999,042

Sources of Net Assets

Paid-in capital	$84,452,427	$91,310,043	$107,834,191	$140,317,170
Accumulated net realized loss	(9,929,180)	(9,574,231)	(8,209,711)	(16,670,241)
Accumulated undistributed (distributions in excess of) net investment income	(28,024)	91,423	190,811	200,616
Net unrealized appreciation	739,324	2,738,280	4,840,170	2,151,497

Net Assets	$75,234,547	$84,565,515	$104,655,461	$125,999,042

Class A Shares

Net Assets	$57,801,152	$76,391,190	$74,111,381	$99,048,846
Shares Outstanding	6,538,414	8,322,200	8,402,325	11,479,411
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.84	$9.18	$8.82	$8.63
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.28	$9.64	$9.26	$9.06

Class B Shares

Net Assets	$3,493,594	$2,618,391	$2,543,863	$6,873,020
Shares Outstanding	362,374	258,099	268,177	728,302
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64	$10.14	$9.49	$9.44

Class C Shares

Net Assets	$11,487,843	$4,795,705	$13,509,204	$16,815,033
Shares Outstanding	1,191,300	473,165	1,423,804	1,779,838
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64	$10.14	$9.49	$9.45

Class I Shares

Net Assets	$2,451,958	$760,229	$14,491,013	$3,262,143
Shares Outstanding	276,740	82,731	1,638,329	378,454
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.86	$9.19	$8.84	$8.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Assets and Liabilities — continued

	August 31, 2011

Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

Investments —
Identified cost	$136,172,424	$48,330,424	$112,771,425
Unrealized appreciation	5,083,338	928,697	4,465,242

Investments, at value	$141,255,762	$49,259,121	$117,236,667

Cash	$95,461	$85,511	$45,701
Interest receivable	1,660,250	533,329	1,598,828
Receivable for investments sold	201,380	298,989	—
Receivable for Fund shares sold	43,280	5,079	132,829
Receivable for variation margin on open financial futures contracts	256,875	87,306	313,906
Receivable for open swap contracts	—	17,726	17,549

Total assets	$143,513,008	$50,287,061	$119,345,480

Liabilities

Payable for floating rate notes issued	$12,890,000	$445,000	$5,450,000
Demand note payable	200,000	300,000	600,000
Payable for closed swap contracts	—	209,785	462,895
Payable for Fund shares redeemed	516,239	166,534	465,111
Distributions payable	217,556	51,292	195,975
Payable to affiliates:
Investment adviser fee	43,067	11,177	36,386
Distribution and service fees	35,162	14,301	24,755
Interest expense and fees payable	11,913	572	4,414
Accrued expenses	70,540	52,276	74,657

Total liabilities	$13,984,477	$1,250,937	$7,314,193

Net Assets	$129,528,531	$49,036,124	$112,031,287

Sources of Net Assets

Paid-in capital	$146,347,901	$54,758,366	$128,188,178
Accumulated net realized loss	(21,943,054)	(6,619,151)	(20,661,304)
Accumulated undistributed (distributions in excess of) net investment income	113,418	(33,116)	131,172
Net unrealized appreciation	5,010,266	930,025	4,373,241

Net Assets	$129,528,531	$49,036,124	$112,031,287

Class A Shares

Net Assets	$78,405,919	$39,754,944	$80,065,086
Shares Outstanding	8,784,095	4,644,784	9,933,547
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.93	$8.56	$8.06
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.38	$8.99	$8.46

Class B Shares

Net Assets	$4,584,920	$1,633,750	$3,757,255
Shares Outstanding	484,353	175,219	421,125
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.47	$9.32	$8.92

Class C Shares

Net Assets	$22,267,406	$7,543,672	$9,698,524
Shares Outstanding	2,351,520	809,601	1,086,422
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.47	$9.32	$8.93

Class I Shares

Net Assets	$24,270,286	$103,758	$18,510,422
Shares Outstanding	2,716,525	12,129	2,290,888
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.93	$8.55	$8.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Operations

	Year Ended August 31, 2011

Investment Income	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Interest	$2,714,519	$3,469,674	$4,130,028	$2,618,895

Total investment income	$2,714,519	$3,469,674	$4,130,028	$2,618,895

Expenses

Investment adviser fee	$152,820	$221,010	$244,472	$143,184
Distribution and service fees
Class A	88,504	119,501	103,204	94,700
Class B	23,514	27,192	38,553	18,367
Class C	24,501	57,833	79,091	21,237
Trustees’ fees and expenses	2,185	2,691	2,770	2,121
Custodian fee	42,136	48,949	47,610	39,091
Transfer and dividend disbursing agent fees	21,648	25,340	32,612	22,498
Legal and accounting services	43,466	38,416	46,903	39,398
Printing and postage	8,416	9,515	9,827	9,172
Registration fees	2,198	—	2,200	5,328
Interest expense and fees	14,516	8,001	63,827	—
Miscellaneous	16,229	21,885	19,487	16,294

Total expenses	$440,133	$580,333	$690,556	$411,390

Deduct —
Reduction of custodian fee	$1,100	$1,074	$401	$1,083

Total expense reductions	$1,100	$1,074	$401	$1,083

Net expenses	$439,033	$579,259	$690,155	$410,307

Net investment income	$2,275,486	$2,890,415	$3,439,873	$2,208,588

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(24,365)	$(69,716)	$191,490	$254,095
Financial futures contracts	(595,380)	—	(622,853)	—
Swap contracts	(75,148)	(1,556,781)	(706,726)	(640,372)

Net realized loss	$(694,893)	$(1,626,497)	$(1,138,089)	$(386,277)

Change in unrealized appreciation (depreciation) —
Investments	$(1,796,488)	$(1,926,481)	$(3,182,621)	$(1,750,390)
Financial futures contracts	(5,016)	125,358	75,554	24,954
Swap contracts	41,217	1,105,971	470,176	428,656

Net change in unrealized appreciation (depreciation)	$(1,760,287)	$(695,152)	$(2,636,891)	$(1,296,780)

Net realized and unrealized loss	$(2,455,180)	$(2,321,649)	$(3,774,980)	$(1,683,057)

Net increase (decrease) in net assets from operations	$(179,694)	$568,766	$(335,107)	$525,531

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Operations — continued

	Year Ended August 31, 2011

Investment Income	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

Interest	$4,588,205	$4,524,648	$6,393,750	$8,065,853

Total investment income	$4,588,205	$4,524,648	$6,393,750	$8,065,853

Expenses

Investment adviser fee	$301,314	$313,070	$421,005	$539,361
Distribution and service fees
Class A	127,845	162,158	152,720	211,679
Class B	42,854	31,767	30,424	78,727
Class C	121,133	46,906	134,927	168,016
Trustees’ fees and expenses	3,151	3,283	3,894	4,578
Custodian fee	55,035	56,294	64,018	73,866
Transfer and dividend disbursing agent fees	40,383	33,565	51,980	49,275
Legal and accounting services	55,433	41,161	48,652	45,184
Printing and postage	12,130	12,369	14,064	13,646
Registration fees	6,363	5,485	1,060	2,855
Interest expense and fees	32,848	28,490	98,957	126,198
Miscellaneous	21,391	21,819	28,657	30,208

Total expenses	$819,880	$756,367	$1,050,358	$1,343,593

Deduct —
Reduction of custodian fee	$622	$970	$809	$469

Total expense reductions	$622	$970	$809	$469

Net expenses	$819,258	$755,397	$1,049,549	$1,343,124

Net investment income	$3,768,947	$3,769,251	$5,344,201	$6,722,729

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(483,856)	$256,996	$(419,596)	$530,852
Financial futures contracts	(105,824)	(1,356,368)	(2,773,408)	(3,596,692)
Swap contracts	(424,745)	(394,410)	590,303	885,454

Net realized loss	$(1,014,425)	$(1,493,782)	$(2,602,701)	$(2,180,386)

Change in unrealized appreciation (depreciation) —
Investments	$(3,459,663)	$(3,662,838)	$(5,176,684)	$(8,450,184)
Financial futures contracts	37,910	3,804	(52,480)	(65,306)
Swap contracts	327,035	443,984	193,531	290,296

Net change in unrealized appreciation (depreciation)	$(3,094,718)	$(3,215,050)	$(5,035,633)	$(8,225,194)

Net realized and unrealized loss	$(4,109,143)	$(4,708,832)	$(7,638,334)	$(10,405,580)

Net decrease in net assets from operations	$(340,196)	$(939,581)	$(2,294,133)	$(3,682,851)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Operations — continued

	Year Ended August 31, 2011

Investment Income	South Carolina Fund	Tennessee Fund	Virginia Fund

Interest	$8,590,013	$2,728,006	$6,873,124

Total investment income	$8,590,013	$2,728,006	$6,873,124

Expenses

Investment adviser fee	$598,720	$150,296	$475,768
Distribution and service fees
Class A	174,629	85,277	174,459
Class B	54,236	21,851	47,752
Class C	235,483	78,020	108,365
Trustees’ fees and expenses	4,972	2,171	4,343
Custodian fee	81,331	40,502	69,234
Transfer and dividend disbursing agent fees	57,461	22,674	57,085
Legal and accounting services	47,017	40,726	44,990
Printing and postage	11,445	8,838	14,523
Registration fees	930	375	6,095
Interest expense and fees	140,997	4,369	55,007
Miscellaneous	31,582	18,137	26,310

Total expenses	$1,438,803	$473,236	$1,083,931

Deduct —
Reduction of custodian fee	$747	$582	$611

Total expense reductions	$747	$582	$611

Net expenses	$1,438,056	$472,654	$1,083,320

Net investment income	$7,151,957	$2,255,352	$5,789,804

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,828,429)	$293,852	$(2,672,773)
Financial futures contracts	(4,532,326)	(439,661)	(423,603)
Swap contracts	—	(384,445)	(793,209)

Net realized loss	$(6,360,755)	$(530,254)	$(3,889,585)

Change in unrealized appreciation (depreciation) —
Investments	$(6,926,936)	$(2,545,626)	$(3,855,177)
Financial futures contracts	(73,072)	52,718	305,147
Swap contracts	—	338,519	564,966

Net change in unrealized appreciation (depreciation)	$(7,000,008)	$(2,154,389)	$(2,985,064)

Net realized and unrealized loss	$(13,360,763)	$(2,684,643)	$(6,874,649)

Net decrease in net assets from operations	$(6,208,806)	$(429,291)	$(1,084,845)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Changes in Net Assets

	Year Ended August 31, 2011

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,275,486	$2,890,415	$3,439,873	$2,208,588
Net realized loss from investment transactions, financial futures contracts and swap contracts	(694,893)	(1,626,497)	(1,138,089)	(386,277)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,760,287)	(695,152)	(2,636,891)	(1,296,780)

Net increase (decrease) in net assets from operations	$(179,694)	$568,766	$(335,107)	$525,531

Distributions to shareholders —
From net investment income
Class A	$(1,887,067)	$(2,537,016)	$(2,436,282)	$(2,048,557)
Class B	(86,684)	(99,812)	(160,925)	(69,047)
Class C	(90,752)	(212,447)	(331,454)	(79,745)
Class I	(208,005)	(22,028)	(426,236)	(7,750)

Total distributions to shareholders	$(2,272,508)	$(2,871,303)	$(3,354,897)	$(2,205,099)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,431,280	$3,978,867	$4,352,621	$6,083,910
Class B	74,953	572,653	234,798	169,720
Class C	710,557	2,105,582	1,262,031	503,549
Class I	1,821,595	1,760,543	3,349,548	513,669
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,124,964	1,722,123	1,511,708	1,543,358
Class B	51,520	80,014	84,568	47,539
Class C	38,234	122,983	201,086	55,676
Class I	22,387	20,122	25,604	5,255
Cost of shares redeemed
Class A	(8,924,097)	(10,006,737)	(14,430,067)	(8,836,114)
Class B	(1,113,272)	(273,267)	(775,110)	(521,165)
Class C	(1,104,919)	(1,693,684)	(3,657,373)	(283,769)
Class I	(706,782)	(42,183)	(2,482,711)	(12,988)
Net asset value of shares exchanged
Class A	1,132,198	742,984	1,375,460	1,119,557
Class B	(1,132,198)	(742,984)	(1,375,460)	(1,119,557)

Net decrease in net assets from Fund share transactions	$(5,573,580)	$(1,652,984)	$(10,323,297)	$(731,360)

Net decrease in net assets	$(8,025,782)	$(3,955,521)	$(14,013,301)	$(2,410,928)

Net Assets

At beginning of year	$60,168,183	$72,735,616	$81,936,719	$53,780,461

At end of year	$52,142,401	$68,780,095	$67,923,418	$51,369,533

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,086)	$(61,039)	$(94,148)	$7,782

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011

Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

From operations —
Net investment income	$3,768,947	$3,769,251	$5,344,201	$6,722,729
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,014,425)	(1,493,782)	(2,602,701)	(2,180,386)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,094,718)	(3,215,050)	(5,035,633)	(8,225,194)

Net decrease in net assets from operations	$(340,196)	$(939,581)	$(2,294,133)	$(3,682,851)

Distributions to shareholders —
From net investment income
Class A	$(2,856,771)	$(3,443,213)	$(3,762,616)	$(5,451,567)
Class B	(167,290)	(116,487)	(133,113)	(363,386)
Class C	(474,079)	(172,421)	(591,914)	(778,675)
Class I	(219,678)	(11,821)	(799,977)	(62,938)

Total distributions to shareholders	$(3,717,818)	$(3,743,942)	$(5,287,620)	$(6,656,566)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,089,498	$7,057,429	$7,965,292	$9,191,247
Class B	57,784	250,987	181,346	208,000
Class C	1,539,137	894,355	4,275,426	2,462,699
Class I	1,322,839	762,523	4,926,999	3,263,629
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,826,631	2,352,158	2,607,249	3,942,405
Class B	113,241	85,937	79,164	239,615
Class C	246,393	96,416	348,192	607,778
Class I	35,905	6,695	86,484	19,890
Cost of shares redeemed
Class A	(20,067,182)	(25,266,849)	(18,671,055)	(34,356,166)
Class B	(794,542)	(544,279)	(385,931)	(1,574,962)
Class C	(4,849,980)	(1,792,384)	(5,053,266)	(5,915,450)
Class I	(4,195,028)	(24,727)	(6,465,910)	(138,262)
Net asset value of shares exchanged
Class A	1,581,777	1,449,002	1,290,328	2,033,081
Class B	(1,581,777)	(1,449,002)	(1,290,328)	(2,033,081)

Net decrease in net assets from Fund share transactions	$(22,675,304)	$(16,121,739)	$(10,106,010)	$(22,049,577)

Net decrease in net assets	$(26,733,318)	$(20,805,262)	$(17,687,763)	$(32,388,994)

Net Assets

At beginning of year	$101,967,865	$105,370,777	$122,343,224	$158,388,036

At end of year	$75,234,547	$84,565,515	$104,655,461	$125,999,042

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(28,024)	$91,423	$190,811	$200,616

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011

Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$7,151,957	$2,255,352	$5,789,804
Net realized loss from investment transactions, financial futures contracts and swap contracts	(6,360,755)	(530,254)	(3,889,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,000,008)	(2,154,389)	(2,985,064)

Net decrease in net assets from operations	$(6,208,806)	$(429,291)	$(1,084,845)

Distributions to shareholders —
From net investment income
Class A	$(4,328,242)	$(1,859,998)	$(4,158,919)
Class B	(239,833)	(82,822)	(201,382)
Class C	(1,044,906)	(296,360)	(458,994)
Class I	(1,493,215)	(1,974)	(913,246)

Total distributions to shareholders	$(7,106,196)	$(2,241,154)	$(5,732,541)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,139,246	$2,257,034	$4,153,964
Class B	178,248	83,762	209,075
Class C	4,247,186	1,327,554	2,169,775
Class I	6,475,752	141,777	4,729,656
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,006,910	1,271,081	2,719,497
Class B	170,442	50,616	147,644
Class C	698,896	184,127	291,520
Class I	50,026	1,246	49,417
Cost of shares redeemed
Class A	(34,099,707)	(9,828,504)	(22,874,588)
Class B	(910,166)	(616,585)	(907,871)
Class C	(9,101,388)	(2,534,375)	(5,521,005)
Class I	(18,577,550)	(40,440)	(3,888,503)
Net asset value of shares exchanged
Class A	1,603,024	787,310	1,880,637
Class B	(1,603,024)	(787,310)	(1,880,637)

Net decrease in net assets from Fund share transactions	$(41,722,105)	$(7,702,707)	$(18,721,419)

Net decrease in net assets	$(55,037,107)	$(10,373,152)	$(25,538,805)

Net Assets

At beginning of year	$184,565,638	$59,409,276	$137,570,092

At end of year	$129,528,531	$49,036,124	$112,031,287

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$113,418	$(33,116)	$131,172

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2010

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,360,609	$2,881,559	$3,765,133	$2,322,361
Net realized loss from investment transactions, financial futures contracts and swap contracts	(481,150)	(710,775)	(2,749,341)	(866,148)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,208,066	3,381,537	5,879,680	3,825,845

Net increase in net assets from operations	$6,087,525	$5,552,321	$6,895,472	$5,282,058

Distributions to shareholders —
From net investment income
Class A	$(1,882,884)	$(2,564,910)	$(2,765,271)	$(2,067,184)
Class B	(175,235)	(118,677)	(221,021)	(128,422)
Class C	(70,391)	(164,913)	(340,930)	(86,335)
Class I	(197,233)	(3)	(349,766)	(4)

Total distributions to shareholders	$(2,325,743)	$(2,848,503)	$(3,676,988)	$(2,281,945)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,002,579	$8,143,699	$4,959,932	$4,107,507
Class B	274,781	437,809	253,077	71,711
Class C	1,423,040	3,485,950	2,873,331	282,499
Class I	2,809,071	1,000	4,774,264	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,050,150	1,736,040	1,701,794	1,511,872
Class B	96,024	87,146	126,907	80,701
Class C	28,016	71,029	212,638	54,733
Class I	4,667	—	4,596	—
Cost of shares redeemed
Class A	(5,010,758)	(8,419,076)	(15,074,007)	(7,218,451)
Class B	(1,181,457)	(508,511)	(751,525)	(732,281)
Class C	(223,145)	(1,025,446)	(1,980,174)	(735,879)
Class I	(2,242,138)	—	(2,902,022)	—
Net asset value of shares exchanged
Class A	1,962,118	500,106	1,099,843	1,211,433
Class B	(1,962,118)	(500,106)	(1,099,843)	(1,211,433)

Net increase (decrease) in net assets from Fund share transactions	$2,030,830	$4,009,640	$(5,801,189)	$(2,576,588)

Net increase (decrease) in net assets	$5,792,612	$6,713,458	$(2,582,705)	$423,525

Net Assets

At beginning of year	$54,375,571	$66,022,158	$84,519,424	$53,356,936

At end of year	$60,168,183	$72,735,616	$81,936,719	$53,780,461

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,087)	$(61,038)	$(94,150)	$7,780

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2010

Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund

From operations —
Net investment income	$4,212,283	$4,149,886	$5,107,840	$6,989,227
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,076,085)	(1,905,572)	(1,635,431)	(1,128,998)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	7,349,502	7,154,894	7,986,992	12,429,003

Net increase in net assets from operations	$9,485,700	$9,399,208	$11,459,401	$18,289,232

Distributions to shareholders —
From net investment income
Class A	$(3,246,915)	$(3,609,399)	$(3,680,292)	$(5,436,379)
Class B	(251,236)	(176,549)	(175,058)	(421,519)
Class C	(493,977)	(184,241)	(431,779)	(750,036)
Class I	(168,777)	(3)	(620,351)	(4)

Total distributions to shareholders	$(4,160,905)	$(3,970,192)	$(4,907,480)	$(6,607,938)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,019,920	$11,578,122	$15,785,575	$14,719,815
Class B	448,789	262,641	662,487	723,739
Class C	3,834,305	1,129,500	6,533,783	3,700,547
Class I	5,519,441	1,000	9,954,706	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,204,614	2,479,424	2,493,200	3,892,858
Class B	166,287	103,170	94,583	288,078
Class C	281,137	105,146	261,230	611,178
Class I	18,356	—	38,193	—
Cost of shares redeemed
Class A	(16,992,649)	(15,326,685)	(16,370,019)	(21,939,235)
Class B	(1,416,143)	(808,556)	(965,415)	(1,406,508)
Class C	(2,026,008)	(1,232,748)	(1,244,373)	(4,254,119)
Class I	(548,169)	—	(1,944,561)	—
Net asset value of shares exchanged
Class A	1,397,005	1,931,540	1,059,042	1,799,176
Class B	(1,397,005)	(1,931,540)	(1,059,042)	(1,799,176)

Net increase (decrease) in net assets from Fund share transactions	$509,880	$(1,708,986)	$15,299,389	$(3,662,647)

Net increase in net assets	$5,834,675	$3,720,030	$21,851,310	$8,018,647

Net Assets

At beginning of year	$96,133,190	$101,650,747	$100,491,914	$150,369,389

At end of year	$101,967,865	$105,370,777	$122,343,224	$158,388,036

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(28,024)	$91,422	$190,812	$200,613

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2010

Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$7,521,114	$2,394,875	$6,412,413
Net realized loss from investment transactions, financial futures contracts and swap contracts	(639,507)	(1,881,145)	(7,415,915)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	12,672,773	3,748,253	9,027,272

Net increase in net assets from operations	$19,554,380	$4,261,983	$8,023,770

Distributions to shareholders —
From net investment income
Class A	$(4,452,212)	$(1,955,528)	$(4,519,267)
Class B	(303,759)	(124,357)	(306,291)
Class C	(920,540)	(243,108)	(493,554)
Class I	(1,456,997)	(3)	(762,823)

Total distributions to shareholders	$(7,133,508)	$(2,322,996)	$(6,081,935)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,631,955	$5,533,565	$9,763,672
Class B	462,876	105,534	455,028
Class C	6,962,469	3,622,464	2,655,392
Class I	19,646,213	1,000	11,245,638
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,176,302	1,237,196	3,094,154
Class B	217,271	76,491	209,320
Class C	619,657	156,514	341,923
Class I	8,856	—	13,781
Cost of shares redeemed
Class A	(19,115,700)	(8,579,710)	(23,611,643)
Class B	(1,938,906)	(558,100)	(1,793,375)
Class C	(3,969,297)	(984,585)	(1,978,949)
Class I	(6,199,080)	—	(2,649,348)
Net asset value of shares exchanged
Class A	1,520,287	797,433	2,444,819
Class B	(1,520,287)	(797,433)	(2,444,819)

Net increase (decrease) in net assets from Fund share transactions	$12,502,616	$610,369	$(2,254,407)

Net increase (decrease) in net assets	$24,923,488	$2,549,356	$(312,572)

Net Assets

At beginning of year	$159,642,150	$56,859,920	$137,882,664

At end of year	$184,565,638	$59,409,276	$137,570,092

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$113,417	$(33,117)	$131,171

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Statements of Cash Flows

	Year Ended August 31, 2011

Cash Flows From Operating Activities	Oregon Fund	South Carolina Fund

Net decrease in net assets from operations	$(3,682,851)	$(6,208,806)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(17,649,206)	(22,489,082)
Investments sold	41,982,779	74,140,180
Net amortization/accretion of premium (discount)	(2,193,196)	(958,263)
Decrease in interest receivable	56,212	721,617
Decrease (increase) in receivable for investments sold	53,492	(201,380)
Increase in receivable for variation margin on open financial futures contracts	(215,625)	(256,875)
Decrease in payable for open swap contracts	(290,296)	—
Decrease in payable to affiliate for investment adviser fee	(10,054)	(18,069)
Decrease in payable to affiliate for distribution and service fees	(10,367)	(11,135)
Increase (decrease) in interest expense and fees payable	18,382	(21,825)
Decrease in accrued expenses	(24,496)	(29,616)
Net change in unrealized (appreciation) depreciation from investments	8,450,184	6,926,936
Net realized (gain) loss from investments	(530,852)	1,828,429

Net cash provided by operating activities	$25,954,106	$53,422,111

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$15,343,105	$17,541,093
Fund shares redeemed	(42,414,146)	(62,356,942)
Distributions paid, net of reinvestments	(1,884,573)	(3,262,410)
Proceeds from secured borrowings	6,555,000	—
Repayment of secured borrowings	—	(5,850,000)
Increase (decrease) in demand note payable	(2,900,000)	200,000

Net cash used in financing activities	$(25,300,614)	$(53,728,259)

Net increase (decrease) in cash	$653,492	$(306,148)

Cash at beginning of year	$9,846	$401,609

Cash at end of year	$663,338	$95,461

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$4,809,688	$3,926,274
Cash paid for interest and fees	107,816	162,822

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights

	Alabama Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.930	$9.290	$9.330	$9.600	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.405	$0.402	$0.402	$0.402	$0.394
Net realized and unrealized gain (loss)	(0.392)	0.634	(0.036)	(0.232)	(0.261)

Total income from operations	$0.013	$1.036	$0.366	$0.170	$0.133

Less Distributions

From net investment income	$(0.403)	$(0.396)	$(0.406)	$(0.395)	$(0.395)
From net realized gain	—	—	—	(0.045)	(0.048)

Total distributions	$(0.403)	$(0.396)	$(0.406)	$(0.440)	$(0.443)

Net asset value — End of year	$9.540	$9.930	$9.290	$9.330	$9.600

Total Return(2)	0.26%	11.37%	4.19%	1.89%	1.30%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$42,857	$49,083	$43,090	$49,124	$44,947
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.73%	0.80%	0.76%	0.75	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.05%	0.11%	0.16%
Total expenses before custodian fee reduction	0.76%	0.75%	0.85%	0.87%	0.91	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.73%	0.79%	0.74%	0.74	%(3)
Net investment income	4.27%	4.18%	4.59%	4.20%	3.99%
Portfolio Turnover	10%	16%	22%	12%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Alabama Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.920	$10.230	$10.270	$10.560	$10.900

Income (Loss) From Operations

Net investment income(1)	$0.368	$0.365	$0.370	$0.363	$0.353
Net realized and unrealized gain (loss)	(0.433)	0.684	(0.036)	(0.255)	(0.293)

Total income (loss) from operations	$(0.065)	$1.049	$0.334	$0.108	$0.060

Less Distributions

From net investment income	$(0.365)	$(0.359)	$(0.374)	$(0.353)	$(0.352)
From net realized gain	—	—	—	(0.045)	(0.048)

Total distributions	$(0.365)	$(0.359)	$(0.374)	$(0.398)	$(0.400)

Net asset value — End of year	$10.490	$10.920	$10.230	$10.270	$10.560

Total Return(2)	(0.51)%	10.42%	3.56%	1.03%	0.51%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,682	$3,949	$6,380	$8,643	$10,690
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.48%	1.55%	1.52%	1.50	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.05%	0.11%	0.16%
Total expenses before custodian fee reduction	1.52%	1.50%	1.60%	1.63%	1.66	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.48%	1.54%	1.49%	1.49	%(3)
Net investment income	3.52%	3.46%	3.85%	3.44%	3.25%
Portfolio Turnover	10%	16%	22%	12%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Alabama Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.930	$10.230	$10.270	$10.560	$10.900

Income (Loss) From Operations

Net investment income(1)	$0.368	$0.361	$0.369	$0.368	$0.351
Net realized and unrealized gain (loss)	(0.432)	0.698	(0.035)	(0.259)	(0.291)

Total income (loss) from operations	$(0.064)	$1.059	$0.334	$0.109	$0.060

Less Distributions

From net investment income	$(0.366)	$(0.359)	$(0.374)	$(0.354)	$(0.352)
From net realized gain	—	—	—	(0.045)	(0.048)

Total distributions	$(0.366)	$(0.359)	$(0.374)	$(0.399)	$(0.400)

Net asset value — End of year	$10.500	$10.930	$10.230	$10.270	$10.560

Total Return(2)	(0.50)%	10.52%	3.55%	1.03%	0.51%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,440	$2,935	$1,562	$958	$1,285
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.55%	1.51%	1.50	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.05%	0.11%	0.16%
Total expenses before custodian fee reduction	1.51%	1.50%	1.60%	1.62%	1.66	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48%	1.54%	1.49%	1.49	%(3)
Net investment income	3.52%	3.40%	3.82%	3.48%	3.23%
Portfolio Turnover	10%	16%	22%	12%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Alabama Fund — Class I

	Year Ended August 31,
				Period Ended
	2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.930	$9.300	$9.340	$9.040

Income (Loss) From Operations

Net investment income(2)	$0.423	$0.420	$0.419	$0.209
Net realized and unrealized gain (loss)	(0.380)	0.625	(0.035)	0.300

Total income from operations	$0.043	$1.045	$0.384	$0.509

Less Distributions

From net investment income	$(0.423)	$(0.415)	$(0.424)	$(0.209)

Total distributions	$(0.423)	$(0.415)	$(0.424)	$(0.209)

Net asset value — End of period	$9.550	$9.930	$9.300	$9.340

Total Return(3)	0.56%	11.47%	4.51%	5.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,163	$4,201	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.53%	0.60%	0.56	%(5)
Interest and fee expense(6)	0.03%	0.02%	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.56%	0.55%	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.53%	0.53%	0.59%	0.54	%(5)
Net investment income	4.46%	4.37%	4.79%	4.47	%(5)
Portfolio Turnover	10%	16%	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Arkansas Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.230	$8.870	$9.160	$9.710	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.381	$0.377	$0.392	$0.415	$0.419
Net realized and unrealized gain (loss)	(0.283)	0.356	(0.278)	(0.540)	(0.254)

Total income (loss) from operations	$0.098	$0.733	$0.114	$(0.125)	$0.165

Less Distributions

From net investment income	$(0.378)	$(0.373)	$(0.404)	$(0.425)	$(0.425)

Total distributions	$(0.378)	$(0.373)	$(0.404)	$(0.425)	$(0.425)

Net asset value — End of year	$8.950	$9.230	$8.870	$9.160	$9.710

Total Return(2)	1.17%	8.39%	1.55%	(1.21)%	1.61%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$57,912	$63,478	$59,111	$56,405	$57,319
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.75%	0.78%	0.76%	0.75	%(3)
Interest and fee expense(4)	0.01%	0.01%	0.05%	0.14%	0.20%
Total expenses before custodian fee reduction	0.74%	0.76%	0.83%	0.90%	0.95	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.75%	0.78%	0.73%	0.72	%(3)
Net investment income	4.27%	4.13%	4.71%	4.37%	4.19%
Portfolio Turnover	7%	8%	18%	15%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Arkansas Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.910	$9.530	$9.850	$10.430	$10.710

Income (Loss) From Operations

Net investment income(1)	$0.336	$0.332	$0.356	$0.371	$0.372
Net realized and unrealized gain (loss)	(0.302)	0.377	(0.311)	(0.573)	(0.275)

Total income (loss) from operations	$0.034	$0.709	$0.045	$(0.202)	$0.097

Less Distributions

From net investment income	$(0.334)	$(0.329)	$(0.365)	$(0.378)	$(0.377)

Total distributions	$(0.334)	$(0.329)	$(0.365)	$(0.378)	$(0.377)

Net asset value — End of year	$9.610	$9.910	$9.530	$9.850	$10.430

Total Return(2)	0.42%	7.53%	0.80%	(1.97)%	0.85%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,717	$3,178	$3,525	$4,157	$5,413
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.50%	1.53%	1.50%	1.50	%(3)
Interest and fee expense(4)	0.01%	0.01%	0.05%	0.14%	0.20%
Total expenses before custodian fee reduction	1.49%	1.51%	1.58%	1.64%	1.70	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.50%	1.53%	1.48%	1.47	%(3)
Net investment income	3.52%	3.38%	3.98%	3.63%	3.47%
Portfolio Turnover	7%	8%	18%	15%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Arkansas Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.910	$9.530	$9.850	$10.420	$10.710

Income (Loss) From Operations

Net investment income(1)	$0.336	$0.329	$0.354	$0.369	$0.364
Net realized and unrealized gain (loss)	(0.302)	0.380	(0.309)	(0.562)	(0.277)

Total income (loss) from operations	$0.034	$0.709	$0.045	$(0.193)	$0.087

Less Distributions

From net investment income	$(0.334)	$(0.329)	$(0.365)	$(0.377)	$(0.377)

Total distributions	$(0.334)	$(0.329)	$(0.365)	$(0.377)	$(0.377)

Net asset value — End of year	$9.610	$9.910	$9.530	$9.850	$10.420

Total Return(2)	0.42%	7.53%	0.80%	(1.88)%	0.76%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,409	$6,078	$3,386	$2,989	$2,756
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.50%	1.53%	1.52%	1.50	%(3)
Interest and fee expense(4)	0.01%	0.01%	0.05%	0.14%	0.20%
Total expenses before custodian fee reduction	1.49%	1.51%	1.58%	1.66%	1.70	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.50%	1.53%	1.48%	1.47	%(3)
Net investment income	3.52%	3.35%	3.95%	3.62%	3.41%
Portfolio Turnover	7%	8%	18%	15%	26%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Arkansas Fund — Class I

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$9.220	$9.130

Income (Loss) From Operations

Net investment income(2)	$0.394	$0.031
Net realized and unrealized gain (loss)	(0.277)	0.090

Total income from operations	$0.117	$0.121

Less Distributions

From net investment income	$(0.397)	$(0.031)

Total distributions	$(0.397)	$(0.031)

Net asset value — End of period	$8.940	$9.220

Total Return(3)	1.38%	1.32	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,742	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.55	%(5)
Interest and fee expense(6)	0.01%	0.01	%(5)
Total expenses(7)	0.54%	0.56	%(5)
Net investment income	4.40%	4.25	%(5)
Portfolio Turnover	7%	8	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Georgia Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.820	$8.500	$8.730	$9.130	$9.460

Income (Loss) From Operations

Net investment income(1)	$0.410	$0.400	$0.391	$0.393	$0.393
Net realized and unrealized gain (loss)	(0.391)	0.310	(0.229)	(0.399)	(0.321)

Total income (loss) from operations	$0.019	$0.710	$0.162	$(0.006)	$0.072

Less Distributions

From net investment income	$(0.399)	$(0.390)	$(0.392)	$(0.394)	$(0.402)

Total distributions	$(0.399)	$(0.390)	$(0.392)	$(0.394)	$(0.402)

Net asset value — End of year	$8.440	$8.820	$8.500	$8.730	$9.130

Total Return(2)	0.32%	8.49%	2.30%	(0.07)%	0.71%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,635	$58,448	$63,387	$68,832	$69,269
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.76%	0.83%	0.77%	0.76	%(3)
Interest and fee expense(4)	0.09%	0.09%	0.18%	0.21%	0.29%
Total expenses before custodian fee reduction	0.85%	0.85%	1.01%	0.98%	1.05	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.76%	0.81%	0.74%	0.71	%(3)
Net investment income	4.84%	4.57%	4.92%	4.37%	4.18%
Portfolio Turnover	6%	12%	18%	34%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Georgia Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.430	$9.080	$9.320	$9.750	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.371	$0.357	$0.354	$0.348	$0.347
Net realized and unrealized gain (loss)	(0.422)	0.342	(0.241)	(0.433)	(0.343)

Total income (loss) from operations	$(0.051)	$0.699	$0.113	$(0.085)	$0.004

Less Distributions

From net investment income	$(0.359)	$(0.349)	$(0.353)	$(0.345)	$(0.354)

Total distributions	$(0.359)	$(0.349)	$(0.353)	$(0.345)	$(0.354)

Net asset value — End of year	$9.020	$9.430	$9.080	$9.320	$9.750

Total Return(2)	(0.47)%	7.80%	1.45%	(0.78)%	(0.02)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,086	$5,143	$6,387	$8,301	$11,363
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.51%	1.57%	1.52%	1.51	%(3)
Interest and fee expense(4)	0.09%	0.09%	0.18%	0.21%	0.29%
Total expenses before custodian fee reduction	1.60%	1.60%	1.75%	1.73%	1.80	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.51%	1.56%	1.49%	1.46	%(3)
Net investment income	4.09%	3.81%	4.18%	3.62%	3.44%
Portfolio Turnover	6%	12%	18%	34%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Georgia Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.430	$9.090	$9.330	$9.760	$10.100

Income (Loss) From Operations

Net investment income(1)	$0.372	$0.357	$0.354	$0.345	$0.342
Net realized and unrealized gain (loss)	(0.413)	0.333	(0.241)	(0.429)	(0.328)

Total income (loss) from operations	$(0.041)	$0.690	$0.113	$(0.084)	$0.014

Less Distributions

From net investment income	$(0.359)	$(0.350)	$(0.353)	$(0.346)	$(0.354)

Total distributions	$(0.359)	$(0.350)	$(0.353)	$(0.346)	$(0.354)

Net asset value — End of year	$9.030	$9.430	$9.090	$9.330	$9.760

Total Return(2)	(0.36)%	7.69%	1.56%	(0.88)%	0.08%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,996	$9,621	$8,190	$7,688	$6,318
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.51%	1.57%	1.53%	1.51	%(3)
Interest and fee expense(4)	0.09%	0.09%	0.18%	0.21%	0.29%
Total expenses before custodian fee reduction	1.60%	1.60%	1.75%	1.74%	1.80	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.51%	1.56%	1.49%	1.46	%(3)
Net investment income	4.10%	3.81%	4.16%	3.60%	3.41%
Portfolio Turnover	6%	12%	18%	34%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Georgia Fund — Class I

	Year Ended August 31,
				Period Ended
	2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.850	$8.520	$8.750	$8.400

Income (Loss) From Operations

Net investment income(2)	$0.427	$0.419	$0.407	$0.208
Net realized and unrealized gain (loss)	(0.390)	0.319	(0.228)	0.347

Total income from operations	$0.037	$0.738	$0.179	$0.555

Less Distributions

From net investment income	$(0.417)	$(0.408)	$(0.409)	$(0.205)

Total distributions	$(0.417)	$(0.408)	$(0.409)	$(0.205)

Net asset value — End of period	$8.470	$8.850	$8.520	$8.750

Total Return(3)	0.53%	8.81%	2.51%	6.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,207	$8,725	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.56%	0.62%	0.58	%(5)
Interest and fee expense(6)	0.09%	0.09%	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.65%	0.65%	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56%	0.56%	0.61%	0.55	%(5)
Net investment income	5.03%	4.77%	5.12%	4.75	%(5)
Portfolio Turnover	6%	12%	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Kentucky Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.890	$8.410	$8.610	$8.970	$9.240

Income (Loss) From Operations

Net investment income(1)	$0.371	$0.380	$0.382	$0.386	$0.399
Net realized and unrealized gain (loss)	(0.281)	0.473	(0.200)	(0.359)	(0.277)

Total income from operations	$0.090	$0.853	$0.182	$0.027	$0.122

Less Distributions

From net investment income	$(0.370)	$(0.373)	$(0.382)	$(0.387)	$(0.392)

Total distributions	$(0.370)	$(0.373)	$(0.382)	$(0.387)	$(0.392)

Net asset value — End of year	$8.610	$8.890	$8.410	$8.610	$8.970

Total Return(2)	1.13%	10.32%	2.44%	0.29%	1.31%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$47,322	$48,929	$46,662	$49,880	$50,736
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.74%	0.78%	0.77%	0.78	%(3)
Interest and fee expense(4)	—	—	—	0.03%	0.06%
Total expenses before custodian fee reduction	0.74%	0.74%	0.78%	0.80%	0.84	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.74%	0.77%	0.75%	0.76	%(3)
Net investment income	4.33%	4.36%	4.75%	4.35%	4.35%
Portfolio Turnover	7%	7%	15%	19%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Kentucky Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.600	$9.080	$9.300	$9.680	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.332	$0.341	$0.347	$0.345	$0.356
Net realized and unrealized gain (loss)	(0.301)	0.513	(0.222)	(0.383)	(0.298)

Total income (loss) from operations	$0.031	$0.854	$0.125	$(0.038)	$0.058

Less Distributions

From net investment income	$(0.331)	$(0.334)	$(0.345)	$(0.342)	$(0.348)

Total distributions	$(0.331)	$(0.334)	$(0.345)	$(0.342)	$(0.348)

Net asset value — End of year	$9.300	$9.600	$9.080	$9.300	$9.680

Total Return(2)	0.41%	9.54%	1.60%	(0.41)%	0.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,090	$2,607	$4,186	$6,236	$8,050
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.49%	1.53%	1.52%	1.53	%(3)
Interest and fee expense(4)	—	—	—	0.03%	0.06%
Total expenses before custodian fee reduction	1.49%	1.49%	1.53%	1.55%	1.59	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.49%	1.52%	1.50%	1.51	%(3)
Net investment income	3.59%	3.62%	4.01%	3.60%	3.60%
Portfolio Turnover	7%	7%	15%	19%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Kentucky Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.600	$9.090	$9.300	$9.680	$9.970

Income (Loss) From Operations

Net investment income(1)	$0.331	$0.341	$0.348	$0.346	$0.354
Net realized and unrealized gain (loss)	(0.300)	0.504	(0.213)	(0.384)	(0.296)

Total income (loss) from operations	$0.031	$0.845	$0.135	$(0.038)	$0.058

Less Distributions

From net investment income	$(0.331)	$(0.335)	$(0.345)	$(0.342)	$(0.348)

Total distributions	$(0.331)	$(0.335)	$(0.345)	$(0.342)	$(0.348)

Net asset value — End of year	$9.300	$9.600	$9.090	$9.300	$9.680

Total Return(2)	0.40%	9.42%	1.71%	(0.41)%	0.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,445	$2,243	$2,509	$2,189	$1,994
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.49%	1.53%	1.52%	1.53	%(3)
Interest and fee expense(4)	—	—	—	0.03%	0.06%
Total expenses before custodian fee reduction	1.49%	1.49%	1.53%	1.55%	1.59	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.49%	1.52%	1.50%	1.51	%(3)
Net investment income	3.57%	3.61%	4.00%	3.62%	3.59%
Portfolio Turnover	7%	7%	15%	19%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Kentucky Fund — Class I

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$8.890	$8.780

Income (Loss) From Operations

Net investment income(2)	$0.385	$0.031
Net realized and unrealized gain (loss)	(0.275)	0.110

Total income from operations	$0.110	$0.141

Less Distributions

From net investment income	$(0.390)	$(0.031)

Total distributions	$(0.390)	$(0.031)

Net asset value — End of period	$8.610	$8.890

Total Return(3)	1.35%	1.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$512	$1
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.53%	0.56	%(6)
Net investment income	4.48%	4.40	%(6)
Portfolio Turnover	7%	7	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Maryland Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.150	$8.670	$8.900	$9.260	$9.620

Income (Loss) From Operations

Net investment income(1)	$0.397	$0.391	$0.403	$0.404	$0.411
Net realized and unrealized gain (loss)	(0.316)	0.474	(0.226)	(0.348)	(0.347)

Total income from operations	$0.081	$0.865	$0.177	$0.056	$0.064

Less Distributions

From net investment income	$(0.391)	$(0.385)	$(0.407)	$(0.416)	$(0.424)

Total distributions	$(0.391)	$(0.385)	$(0.407)	$(0.416)	$(0.424)

Net asset value — End of year	$8.840	$9.150	$8.670	$8.900	$9.260

Total Return(2)	1.03%	10.15%	2.43%	0.60%	0.59%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$57,801	$75,279	$75,555	$81,774	$75,025
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.78%	0.82%	0.77%	0.78	%(3)
Interest and fee expense(4)	0.04%	0.03%	0.10%	0.23%	0.41%
Total expenses before custodian fee reduction	0.82%	0.81%	0.92%	1.00%	1.19	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.78%	0.81%	0.74%	0.73	%(3)
Net investment income	4.53%	4.35%	4.97%	4.41%	4.29%
Portfolio Turnover	1%	7%	16%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Maryland Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.980	$9.460	$9.700	$10.090	$10.490

Income (Loss) From Operations

Net investment income(1)	$0.361	$0.353	$0.374	$0.368	$0.373
Net realized and unrealized gain (loss)	(0.346)	0.517	(0.239)	(0.382)	(0.388)

Total income (loss) from operations	$0.015	$0.870	$0.135	$(0.014)	$(0.015)

Less Distributions

From net investment income	$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Total distributions	$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Net asset value — End of year	$9.640	$9.980	$9.460	$9.700	$10.090

Total Return(2)	0.26%	9.33%	1.76%	(0.15)%	(0.22)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,494	$5,930	$7,742	$10,140	$12,995
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.53%	1.58%	1.52%	1.53	%(3)
Interest and fee expense(4)	0.04%	0.03%	0.10%	0.23%	0.41%
Total expenses before custodian fee reduction	1.57%	1.56%	1.68%	1.75%	1.94	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.53%	1.56%	1.48%	1.48	%(3)
Net investment income	3.78%	3.61%	4.23%	3.67%	3.56%
Portfolio Turnover	1%	7%	16%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Maryland Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.980	$9.460	$9.710	$10.090	$10.470

Income (Loss) From Operations

Net investment income(1)	$0.361	$0.352	$0.373	$0.364	$0.366
Net realized and unrealized gain (loss)	(0.346)	0.518	(0.248)	(0.368)	(0.361)

Total income (loss) from operations	$0.015	$0.870	$0.125	$(0.004)	$0.005

Less Distributions

From net investment income	$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Total distributions	$(0.355)	$(0.350)	$(0.375)	$(0.376)	$(0.385)

Net asset value — End of year	$9.640	$9.980	$9.460	$9.710	$10.090

Total Return(2)	0.26%	9.33%	1.65%	(0.05)%	(0.03)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,488	$15,194	$12,388	$9,790	$6,878
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52%	1.57%	1.53%	1.53	%(3)
Interest and fee expense(4)	0.04%	0.03%	0.10%	0.23%	0.41%
Total expenses before custodian fee reduction	1.57%	1.55%	1.67%	1.76%	1.94	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.52%	1.56%	1.49%	1.48	%(3)
Net investment income	3.78%	3.59%	4.20%	3.65%	3.53%
Portfolio Turnover	1%	7%	16%	15%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Maryland Fund — Class I

	Year Ended August 31,
				Period Ended
	2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.170	$8.680	$8.900	$8.600

Income (Loss) From Operations

Net investment income(2)	$0.416	$0.406	$0.419	$0.206
Net realized and unrealized gain (loss)	(0.316)	0.487	(0.216)	0.310

Total income from operations	$0.100	$0.893	$0.203	$0.516

Less Distributions

From net investment income	$(0.410)	$(0.403)	$(0.423)	$(0.216)

Total distributions	$(0.410)	$(0.403)	$(0.423)	$(0.216)

Net asset value — End of period	$8.860	$9.170	$8.680	$8.900

Total Return(3)	1.24%	10.47%	2.75%	6.01	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,452	$5,565	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58%	0.58%	0.61%	0.58	%(5)
Interest and fee expense(6)	0.04%	0.03%	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.62%	0.61%	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58%	0.58%	0.61%	0.54	%(5)
Net investment income	4.75%	4.50%	5.16%	4.60	%(5)
Portfolio Turnover	1%	7%	16%	15	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Missouri Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.570	$9.080	$9.370	$9.750	$10.120

Income (Loss) From Operations

Net investment income(1)	$0.390	$0.386	$0.389	$0.406	$0.415
Net realized and unrealized gain (loss)	(0.393)	0.473	(0.288)	(0.377)	(0.368)

Total income (loss) from operations	$(0.003)	$0.859	$0.101	$0.029	$0.047

Less Distributions

From net investment income	$(0.387)	$(0.369)	$(0.391)	$(0.409)	$(0.417)

Total distributions	$(0.387)	$(0.369)	$(0.391)	$(0.409)	$(0.417)

Net asset value — End of year	$9.180	$9.570	$9.080	$9.370	$9.750

Total Return(2)	0.09%	9.63%	1.41%	0.29%	0.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$76,391	$95,047	$89,556	$94,078	$90,059
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.75%	0.80%	0.76%	0.75	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.04%	0.08%	0.17%
Total expenses before custodian fee reduction	0.77%	0.77%	0.84%	0.84%	0.92	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.75%	0.79%	0.74%	0.71	%(3)
Net investment income	4.28%	4.12%	4.51%	4.21%	4.12%
Portfolio Turnover	6%	9%	21%	18%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Missouri Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.580	$10.040	$10.360	$10.770	$11.180

Income (Loss) From Operations

Net investment income(1)	$0.354	$0.349	$0.359	$0.370	$0.377
Net realized and unrealized gain (loss)	(0.442)	0.523	(0.320)	(0.410)	(0.409)

Total income (loss) from operations	$(0.088)	$0.872	$0.039	$(0.040)	$(0.032)

Less Distributions

From net investment income	$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Total distributions	$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Net asset value — End of year	$10.140	$10.580	$10.040	$10.360	$10.770

Total Return(2)	(0.74)%	8.82%	0.64%	(0.39)%	(0.35)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,618	$4,467	$6,542	$7,404	$9,626
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.50%	1.55%	1.51%	1.50	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.04%	0.08%	0.17%
Total expenses before custodian fee reduction	1.53%	1.52%	1.59%	1.59%	1.67	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.50%	1.54%	1.49%	1.46	%(3)
Net investment income	3.52%	3.38%	3.77%	3.47%	3.38%
Portfolio Turnover	6%	9%	21%	18%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Missouri Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.570	$10.030	$10.350	$10.770	$11.170

Income (Loss) From Operations

Net investment income(1)	$0.354	$0.348	$0.359	$0.364	$0.371
Net realized and unrealized gain (loss)	(0.432)	0.524	(0.320)	(0.414)	(0.393)

Total income (loss) from operations	$(0.078)	$0.872	$0.039	$(0.050)	$(0.022)

Less Distributions

From net investment income	$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Total distributions	$(0.352)	$(0.332)	$(0.359)	$(0.370)	$(0.378)

Net asset value — End of year	$10.140	$10.570	$10.030	$10.350	$10.770

Total Return(2)	(0.65)%	8.82%	0.64%	(0.48)%	(0.26)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,796	$5,856	$5,553	$5,561	$4,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.49%	1.55%	1.52%	1.50	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.04%	0.08%	0.17%
Total expenses before custodian fee reduction	1.53%	1.51%	1.59%	1.60%	1.67	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.49%	1.54%	1.49%	1.46	%(3)
Net investment income	3.52%	3.37%	3.76%	3.42%	3.35%
Portfolio Turnover	6%	9%	21%	18%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Missouri Fund — Class I

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$9.580	$9.370

Income (Loss) From Operations

Net investment income(2)	$0.402	$0.032
Net realized and unrealized gain (loss)	(0.386)	0.210

Total income from operations	$0.016	$0.242

Less Distributions

From net investment income	$(0.406)	$(0.032)

Total distributions	$(0.406)	$(0.032)

Net asset value — End of period	$9.190	$9.580

Total Return(3)	0.30%	2.58	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.56	%(5)
Interest and fee expense(6)	0.03%	0.02	%(5)
Total expenses(7)	0.57%	0.58	%(5)
Net investment income	4.41%	4.19	%(5)
Portfolio Turnover	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	North Carolina Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.340	$8.810	$8.810	$9.160	$9.370

Income (Loss) From Operations

Net investment income(1)	$0.437	$0.429	$0.418	$0.400	$0.404
Net realized and unrealized gain (loss)	(0.525)	0.513	(0.019)	(0.355)	(0.212)

Total income (loss) from operations	$(0.088)	$0.942	$0.399	$0.045	$0.192

Less Distributions

From net investment income	$(0.432)	$(0.412)	$(0.399)	$(0.395)	$(0.402)

Total distributions	$(0.432)	$(0.412)	$(0.399)	$(0.395)	$(0.402)

Net asset value — End of year	$8.820	$9.340	$8.810	$8.810	$9.160

Total Return(2)	(0.79)%	10.92%	4.99%	0.49%	2.04%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$74,111	$86,047	$78,245	$86,348	$79,909
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.77%	0.82%	0.78%	0.77	%(3)
Interest and fee expense(4)	0.09%	0.08%	0.11%	0.29%	0.58%
Total expenses before custodian fee reduction	0.87%	0.85%	0.93%	1.07%	1.35	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.77%	0.82%	0.75%	0.74	%(3)
Net investment income	4.98%	4.72%	5.11%	4.41%	4.32%
Portfolio Turnover	7%	10%	42%	23%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	North Carolina Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.050	$9.480	$9.470	$9.850	$10.080

Income (Loss) From Operations

Net investment income(1)	$0.398	$0.389	$0.383	$0.357	$0.360
Net realized and unrealized gain (loss)	(0.565)	0.555	(0.011)	(0.388)	(0.233)

Total income (loss) from operations	$(0.167)	$0.944	$0.372	$(0.031)	$0.127

Less Distributions

From net investment income	$(0.393)	$(0.374)	$(0.362)	$(0.349)	$(0.357)

Total distributions	$(0.393)	$(0.374)	$(0.362)	$(0.349)	$(0.357)

Net asset value — End of year	$9.490	$10.050	$9.480	$9.470	$9.850

Total Return(2)	(1.54)%	10.14%	4.30%	(0.33)%	1.23%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,544	$4,220	$5,209	$6,719	$8,683
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52%	1.57%	1.53%	1.52	%(3)
Interest and fee expense(4)	0.09%	0.08%	0.11%	0.29%	0.58%
Total expenses before custodian fee reduction	1.62%	1.60%	1.68%	1.82%	2.10	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.52%	1.57%	1.50%	1.49	%(3)
Net investment income	4.22%	3.98%	4.37%	3.66%	3.57%
Portfolio Turnover	7%	10%	42%	23%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	North Carolina Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.050	$9.480	$9.470	$9.850	$10.070

Income (Loss) From Operations

Net investment income(1)	$0.398	$0.385	$0.384	$0.355	$0.357
Net realized and unrealized gain (loss)	(0.564)	0.558	(0.012)	(0.386)	(0.220)

Total income (loss) from operations	$(0.166)	$0.943	$0.372	$(0.031)	$0.137

Less Distributions

From net investment income	$(0.394)	$(0.373)	$(0.362)	$(0.349)	$(0.357)

Total distributions	$(0.394)	$(0.373)	$(0.362)	$(0.349)	$(0.357)

Net asset value — End of year	$9.490	$10.050	$9.480	$9.470	$9.850

Total Return(2)	(1.54)%	10.13%	4.30%	(0.33)%	1.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,509	$14,952	$8,734	$8,073	$4,880
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.52%	1.57%	1.53%	1.51	%(3)
Interest and fee expense(4)	0.09%	0.08%	0.11%	0.29%	0.58%
Total expenses before custodian fee reduction	1.62%	1.60%	1.68%	1.82%	2.09	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.52%	1.57%	1.50%	1.48	%(3)
Net investment income	4.22%	3.94%	4.36%	3.65%	3.56%
Portfolio Turnover	7%	10%	42%	23%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	North Carolina Fund — Class I

	Year Ended August 31,
				Period Ended
	2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.370	$8.830	$8.820	$8.550

Income (Loss) From Operations

Net investment income(2)	$0.455	$0.447	$0.437	$0.216
Net realized and unrealized gain (loss)	(0.535)	0.523	(0.010)	0.259

Total income (loss) from operations	$(0.080)	$0.970	$0.427	$0.475

Less Distributions

From net investment income	$(0.450)	$(0.430)	$(0.417)	$(0.205)

Total distributions	$(0.450)	$(0.430)	$(0.417)	$(0.205)

Net asset value — End of period	$8.840	$9.370	$8.830	$8.820

Total Return(3)	(0.57)%	11.23%	5.32%	5.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,491	$17,125	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58%	0.58%	0.63%	0.58	%(5)
Interest and fee expense(6)	0.09%	0.08%	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.67%	0.66%	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58%	0.58%	0.62%	0.54	%(5)
Net investment income	5.18%	4.91%	5.33%	4.86	%(5)
Portfolio Turnover	7%	10%	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Oregon Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.180	$8.510	$8.720	$9.260	$9.550

Income (Loss) From Operations

Net investment income(1)	$0.443	$0.413	$0.399	$0.410	$0.411
Net realized and unrealized gain (loss)	(0.554)	0.648	(0.210)	(0.533)	(0.278)

Total income (loss) from operations	$(0.111)	$1.061	$0.189	$(0.123)	$0.133

Less Distributions

From net investment income	$(0.439)	$(0.391)	$(0.399)	$(0.417)	$(0.423)

Total distributions	$(0.439)	$(0.391)	$(0.399)	$(0.417)	$(0.423)

Net asset value — End of year	$8.630	$9.180	$8.510	$8.720	$9.260

Total Return(2)	(1.01)%	12.77%	2.65%	(1.36)%	1.34%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$99,049	$126,583	$118,827	$124,199	$110,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.78%	0.82%	0.76%	0.78	%(3)
Interest and fee expense(4)	0.10%	0.04%	0.12%	0.22%	0.47%
Total expenses before custodian fee reduction	0.87%	0.82%	0.94%	0.98%	1.25	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.78%	0.81%	0.74%	0.75	%(3)
Net investment income	5.21%	4.71%	5.05%	4.53%	4.31%
Portfolio Turnover	12%	22%	42%	34%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Oregon Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.040	$9.310	$9.540	$10.120	$10.440

Income (Loss) From Operations

Net investment income(1)	$0.414	$0.380	$0.372	$0.375	$0.376
Net realized and unrealized gain (loss)	(0.604)	0.708	(0.233)	(0.577)	(0.312)

Total income (loss) from operations	$(0.190)	$1.088	$0.139	$(0.202)	$0.064

Less Distributions

From net investment income	$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Total distributions	$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Net asset value — End of year	$9.440	$10.040	$9.310	$9.540	$10.120

Total Return(2)	(1.73)%	11.92%	1.85%	(2.04)%	0.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,873	$10,773	$12,114	$14,432	$17,077
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53%	1.56%	1.51%	1.53	%(3)
Interest and fee expense(4)	0.10%	0.04%	0.12%	0.22%	0.47%
Total expenses before custodian fee reduction	1.62%	1.57%	1.68%	1.73%	2.00	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.53%	1.56%	1.49%	1.50	%(3)
Net investment income	4.44%	3.96%	4.31%	3.77%	3.60%
Portfolio Turnover	12%	22%	42%	34%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Oregon Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.050	$9.320	$9.550	$10.130	$10.440

Income (Loss) From Operations

Net investment income(1)	$0.415	$0.380	$0.371	$0.373	$0.368
Net realized and unrealized gain (loss)	(0.605)	0.708	(0.232)	(0.575)	(0.294)

Total income (loss) from operations	$(0.190)	$1.088	$0.139	$(0.202)	$0.074

Less Distributions

From net investment income	$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Total distributions	$(0.410)	$(0.358)	$(0.369)	$(0.378)	$(0.384)

Net asset value — End of year	$9.450	$10.050	$9.320	$9.550	$10.130

Total Return(2)	(1.72)%	11.91%	1.85%	(2.03)%	0.66%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$16,815	$21,031	$19,429	$16,927	$8,362
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53%	1.57%	1.52%	1.53	%(3)
Interest and fee expense(4)	0.10%	0.04%	0.12%	0.22%	0.47%
Total expenses before custodian fee reduction	1.62%	1.57%	1.69%	1.74%	2.00	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.53%	1.56%	1.49%	1.50	%(3)
Net investment income	4.46%	3.96%	4.29%	3.78%	3.54%
Portfolio Turnover	12%	22%	42%	34%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Oregon Fund — Class I

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$9.180	$8.850

Income (Loss) From Operations

Net investment income(2)	$0.461	$0.033
Net realized and unrealized gain (loss)	(0.566)	0.330

Total income (loss) from operations	$(0.105)	$0.363

Less Distributions

From net investment income	$(0.455)	$(0.033)

Total distributions	$(0.455)	$(0.033)

Net asset value — End of period	$8.620	$9.180

Total Return(3)	(0.92)%	4.11	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57%	0.60	%(5)
Interest and fee expense(6)	0.10%	0.04	%(5)
Total expenses(7)	0.67%	0.64	%(5)
Net investment income	5.44%	4.66	%(5)
Portfolio Turnover	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	South Carolina Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.530	$8.870	$9.100	$9.700	$10.050

Income (Loss) From Operations

Net investment income(1)	$0.442	$0.413	$0.405	$0.420	$0.409
Net realized and unrealized gain (loss)	(0.603)	0.639	(0.233)	(0.598)	(0.346)

Total income (loss) from operations	$(0.161)	$1.052	$0.172	$(0.178)	$0.063

Less Distributions

From net investment income	$(0.439)	$(0.392)	$(0.402)	$(0.422)	$(0.413)

Total distributions	$(0.439)	$(0.392)	$(0.402)	$(0.422)	$(0.413)

Net asset value — End of year	$8.930	$9.530	$8.870	$9.100	$9.700

Total Return(2)	(1.52)%	12.12%	2.23%	(1.75)%	0.55%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$78,406	$109,294	$103,451	$110,470	$103,975
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.75%	0.80%	0.77%	0.76	%(3)
Interest and fee expense(4)	0.10%	0.04%	0.10%	0.22%	0.45%
Total expenses before custodian fee reduction	0.86%	0.79%	0.90%	0.99%	1.21	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.75%	0.80%	0.75%	0.73	%(3)
Net investment income	4.99%	4.51%	4.91%	4.44%	4.06%
Portfolio Turnover	14%	26%	44%	47%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	South Carolina Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.110	$9.410	$9.650	$10.280	$10.660

Income (Loss) From Operations

Net investment income(1)	$0.398	$0.365	$0.364	$0.371	$0.356
Net realized and unrealized gain (loss)	(0.643)	0.680	(0.246)	(0.631)	(0.378)

Total income (loss) from operations	$(0.245)	$1.045	$0.118	$(0.260)	$(0.022)

Less Distributions

From net investment income	$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Total distributions	$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Net asset value — End of year	$9.470	$10.110	$9.410	$9.650	$10.280

Total Return(2)	(2.29)%	11.31%	1.59%	(2.56)%	(0.29)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,585	$7,252	$9,442	$11,316	$14,559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.51%	1.56%	1.52%	1.51	%(3)
Interest and fee expense(4)	0.10%	0.04%	0.10%	0.22%	0.45%
Total expenses before custodian fee reduction	1.62%	1.55%	1.66%	1.74%	1.96	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.51%	1.56%	1.50%	1.48	%(3)
Net investment income	4.24%	3.76%	4.17%	3.69%	3.33%
Portfolio Turnover	14%	26%	44%	47%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	South Carolina Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.110	$9.410	$9.660	$10.280	$10.660

Income (Loss) From Operations

Net investment income(1)	$0.399	$0.365	$0.364	$0.369	$0.349
Net realized and unrealized gain (loss)	(0.644)	0.680	(0.256)	(0.619)	(0.371)

Total income (loss) from operations	$(0.245)	$1.045	$0.108	$(0.250)	$(0.022)

Less Distributions

From net investment income	$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Total distributions	$(0.395)	$(0.345)	$(0.358)	$(0.370)	$(0.358)

Net asset value — End of year	$9.470	$10.110	$9.410	$9.660	$10.280

Total Return(2)	(2.29)%	11.31%	1.48%	(2.46)%	(0.29)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$22,267	$28,500	$23,022	$20,867	$13,623
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.50%	1.55%	1.52%	1.51	%(3)
Interest and fee expense(4)	0.10%	0.04%	0.10%	0.22%	0.45%
Total expenses before custodian fee reduction	1.61%	1.54%	1.65%	1.74%	1.96	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.50%	1.55%	1.50%	1.48	%(3)
Net investment income	4.25%	3.75%	4.15%	3.69%	3.29%
Portfolio Turnover	14%	26%	44%	47%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	South Carolina Fund — Class I

	Year Ended August 31,
				Period Ended
	2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.540	$8.880	$9.110	$8.620

Income (Loss) From Operations

Net investment income(2)	$0.459	$0.432	$0.422	$0.215
Net realized and unrealized gain (loss)	(0.612)	0.637	(0.233)	0.496

Total income (loss) from operations	$(0.153)	$1.069	$0.189	$0.711

Less Distributions

From net investment income	$(0.457)	$(0.409)	$(0.419)	$(0.221)

Total distributions	$(0.457)	$(0.409)	$(0.419)	$(0.221)

Net asset value — End of period	$8.930	$9.540	$8.880	$9.110

Total Return(3)	(1.43)%	12.32%	2.56%	8.26	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,270	$39,520	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.56%	0.60%	0.55	%(5)
Interest and fee expense(6)	0.10%	0.04%	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.66%	0.60%	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56%	0.56%	0.60%	0.54	%(5)
Net investment income	5.17%	4.71%	5.11%	4.68	%(5)
Portfolio Turnover	14%	26%	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Tennessee Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.960	$8.670	$9.100	$9.530	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.380	$0.380	$0.388	$0.409	$0.407
Net realized and unrealized gain (loss)	(0.403)	0.279	(0.424)	(0.433)	(0.318)

Total income (loss) from operations	$(0.023)	$0.659	$(0.036)	$(0.024)	$0.089

Less Distributions

From net investment income	$(0.377)	$(0.369)	$(0.394)	$(0.406)	$(0.409)

Total distributions	$(0.377)	$(0.369)	$(0.394)	$(0.406)	$(0.409)

Net asset value — End of year	$8.560	$8.960	$8.670	$9.100	$9.530

Total Return(2)	(0.20)%	7.71%	(0.03)%	(0.26)%	0.85%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$39,755	$47,371	$46,787	$49,219	$49,444
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.74%	0.79%	0.74%	0.75	%(3)
Interest and fee expense(4)	0.01%	0.01%	0.03%	0.09%	0.21%
Total expenses before custodian fee reduction	0.74%	0.75%	0.82%	0.83%	0.96	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.74%	0.79%	0.72%	0.72	%(3)
Net investment income	4.39%	4.27%	4.72%	4.35%	4.15%
Portfolio Turnover	5%	12%	20%	26%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Tennessee Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.760	$9.450	$9.910	$10.380	$10.730

Income (Loss) From Operations

Net investment income(1)	$0.343	$0.342	$0.356	$0.369	$0.365
Net realized and unrealized gain (loss)	(0.443)	0.298	(0.458)	(0.475)	(0.350)

Total income (loss) from operations	$(0.100)	$0.640	$(0.102)	$(0.106)	$0.015

Less Distributions

From net investment income	$(0.340)	$(0.330)	$(0.358)	$(0.364)	$(0.365)

Total distributions	$(0.340)	$(0.330)	$(0.358)	$(0.364)	$(0.365)

Net asset value — End of year	$9.320	$9.760	$9.450	$9.910	$10.380

Total Return(2)	(0.99)%	6.86%	(0.73)%	(1.05)%	0.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,634	$3,024	$4,069	$5,247	$6,215
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.49%	1.54%	1.49%	1.50	%(3)
Interest and fee expense(4)	0.01%	0.01%	0.03%	0.09%	0.21%
Total expenses before custodian fee reduction	1.50%	1.50%	1.57%	1.58%	1.71	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.49%	1.54%	1.47%	1.47	%(3)
Net investment income	3.64%	3.52%	3.99%	3.60%	3.41%
Portfolio Turnover	5%	12%	20%	26%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Tennessee Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.760	$9.440	$9.910	$10.370	$10.720

Income (Loss) From Operations

Net investment income(1)	$0.342	$0.339	$0.351	$0.366	$0.362
Net realized and unrealized gain (loss)	(0.442)	0.311	(0.463)	(0.463)	(0.347)

Total income (loss) from operations	$(0.100)	$0.650	$(0.112)	$(0.097)	$0.015

Less Distributions

From net investment income	$(0.340)	$(0.330)	$(0.358)	$(0.363)	$(0.365)

Total distributions	$(0.340)	$(0.330)	$(0.358)	$(0.363)	$(0.365)

Net asset value — End of year	$9.320	$9.760	$9.440	$9.910	$10.370

Total Return(2)	(0.99)%	6.97%	(0.83)%	(0.95)%	0.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,544	$9,013	$6,004	$4,078	$2,683
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.54%	1.50%	1.49	%(3)
Interest and fee expense(4)	0.01%	0.01%	0.03%	0.09%	0.21%
Total expenses before custodian fee reduction	1.49%	1.50%	1.57%	1.59%	1.70	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.49%	1.54%	1.47%	1.46	%(3)
Net investment income	3.64%	3.49%	3.93%	3.59%	3.40%
Portfolio Turnover	5%	12%	20%	26%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Tennessee Fund — Class I

	Year Ended	Period Ended
	August 31, 2011	August 31, 2010(1)

Net asset value — Beginning of period	$8.960	$8.890

Income (Loss) From Operations

Net investment income(2)	$0.395	$0.030
Net realized and unrealized gain (loss)	(0.413)	0.070

Total income (loss) from operations	$(0.018)	$0.100

Less Distributions

From net investment income	$(0.392)	$(0.030)

Total distributions	$(0.392)	$(0.030)

Net asset value — End of period	$8.550	$8.960

Total Return(3)	(0.15)%	1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.57	%(5)
Interest and fee expense(6)	0.01%	0.01	%(5)
Total expenses(7)	0.54%	0.58	%(5)
Net investment income	4.59%	4.24	%(5)
Portfolio Turnover	5%	12	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended August 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Virginia Fund — Class A

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.480	$8.360	$8.690	$9.280	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.394	$0.396	$0.391	$0.412	$0.403
Net realized and unrealized gain (loss)	(0.424)	0.100	(0.327)	(0.592)	(0.485)

Total income (loss) from operations	$(0.030)	$0.496	$0.064	$(0.180)	$(0.082)

Less Distributions

From net investment income	$(0.390)	$(0.376)	$(0.394)	$(0.410)	$(0.408)

Total distributions	$(0.390)	$(0.376)	$(0.394)	$(0.410)	$(0.408)

Net asset value — End of year	$8.060	$8.480	$8.360	$8.690	$9.280

Total Return(2)	(0.31)%	5.97%	1.27%	(2.00)%	(0.95)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$80,065	$99,082	$105,788	$107,673	$107,632
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.78%	0.83%	0.78%	0.78	%(3)
Interest and fee expense(4)	0.05%	0.04%	0.12%	0.37%	0.57%
Total expenses before custodian fee reduction	0.82%	0.82%	0.95%	1.15%	1.35	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.78%	0.82%	0.76%	0.76	%(3)
Net investment income	4.82%	4.61%	5.06%	4.53%	4.14%
Portfolio Turnover	4%	5%	32%	26%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Virginia Fund — Class B

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.380	$9.250	$9.620	$10.270	$10.820

Income (Loss) From Operations

Net investment income(1)	$0.368	$0.368	$0.370	$0.381	$0.367
Net realized and unrealized gain (loss)	(0.465)	0.110	(0.370)	(0.656)	(0.547)

Total income (loss) from operations	$(0.097)	$0.478	$—	$(0.275)	$(0.180)

Less Distributions

From net investment income	$(0.363)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Total distributions	$(0.363)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Net asset value — End of year	$8.920	$9.380	$9.250	$9.620	$10.270

Total Return(2)	(1.00)%	5.19%	0.43%	(2.73)%	(1.77)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,757	$6,478	$9,863	$14,451	$19,055
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53%	1.58%	1.53%	1.53	%(3)
Interest and fee expense(4)	0.05%	0.04%	0.12%	0.37%	0.57%
Total expenses before custodian fee reduction	1.57%	1.57%	1.70%	1.90%	2.10	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.53%	1.57%	1.51%	1.51	%(3)
Net investment income	4.06%	3.87%	4.34%	3.78%	3.40%
Portfolio Turnover	4%	5%	32%	26%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Virginia Fund — Class C

	Year Ended August 31,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.390	$9.260	$9.630	$10.280	$10.810

Income (Loss) From Operations

Net investment income(1)	$0.369	$0.367	$0.368	$0.381	$0.365
Net realized and unrealized gain (loss)	(0.465)	0.111	(0.368)	(0.656)	(0.525)

Total income (loss) from operations	$(0.096)	$0.478	$—	$(0.275)	$(0.160)

Less Distributions

From net investment income	$(0.364)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Total distributions	$(0.364)	$(0.348)	$(0.370)	$(0.375)	$(0.370)

Net asset value — End of year	$8.930	$9.390	$9.260	$9.630	$10.280

Total Return(2)	(0.99)%	5.19%	0.43%	(2.73)%	(1.58)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,699	$13,453	$12,287	$9,451	$5,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.53%	1.59%	1.53%	1.53	%(3)
Interest and fee expense(4)	0.05%	0.04%	0.12%	0.37%	0.57%
Total expenses before custodian fee reduction	1.57%	1.57%	1.71%	1.90%	2.10	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.53%	1.58%	1.51%	1.51	%(3)
Net investment income	4.08%	3.86%	4.29%	3.80%	3.40%
Portfolio Turnover	4%	5%	32%	26%	28%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Financial Highlights — continued

	Virginia Fund — Class I

	Year Ended August 31,
				Period Ended
	2011	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.500	$8.370	$8.710	$8.440

Income (Loss) From Operations

Net investment income(2)	$0.411	$0.414	$0.403	$0.222
Net realized and unrealized gain (loss)	(0.424)	0.109	(0.332)	0.263

Total income (loss) from operations	$(0.013)	$0.523	$0.071	$0.485

Less Distributions

From net investment income	$(0.407)	$(0.393)	$(0.411)	$(0.215)

Total distributions	$(0.407)	$(0.393)	$(0.411)	$(0.215)

Net asset value — End of period	$8.080	$8.500	$8.370	$8.710

Total Return(3)	(0.09)%	6.30%	1.36%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,510	$18,557	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57%	0.57%	0.64%	0.63	%(5)
Interest and fee expense(6)	0.05%	0.04%	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.62%	0.61%	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57%	0.57%	0.63%	0.56	%(5)
Net investment income	5.02%	4.81%	5.20%	5.07	%(5)
Portfolio Turnover	4%	5%	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended August 31, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-four funds, eleven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

At August 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund

August 31, 2012	$—	$—	$117,457	$2,260,947	$—	$135,451
August 31, 2013	—	661,011	931,893	944,485	818,358	831,764
August 31, 2015	—	—	536,265	—	204,999	—
August 31, 2016	143,185	126,693	306,338	98,602	4,159,062	337,671
August 31, 2017	149,650	826,603	980,989	155,003	34,823	2,259,438
August 31, 2018	1,195,230	1,981,781	2,812,349	442,246	2,032,881	3,282,262
August 31, 2019	434,821	1,798,823	3,087,553	958,653	1,823,894	1,434,581

	$1,922,886	$5,394,911	$8,772,844	$4,859,936	$9,074,017	$8,281,167

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Expiration Date	Fund	Fund	Fund	Fund	Fund

August 31, 2012	$—	$—	$—	$—	$174,008
August 31, 2013	—	1,258,470	290,746	309,297	1,185,970
August 31, 2015	88,235	—	—	—	—
August 31, 2016	274,170	2,145,240	1,027,752	238,529	502,088
August 31, 2017	—	1,066,237	3,019,420	—	3,212,881
August 31, 2018	3,573,563	9,061,392	10,869,967	3,909,047	464,954
August 31, 2019	1,655,671	809,441	527,346	1,662,071	10,782,176

	$5,591,639	$14,340,780	$15,735,231	$6,118,944	$16,322,077

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2011.

Additionally, at August 31, 2011, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $734,560, $734,338, $1,215,903, $236,394, $1,009,896, $1,406,499, $2,649,470, $2,793,236, $6,592,722, $601,933 and $4,754,272, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending August 31, 2012.

As of August 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Alabama	Arkansas	Georgia	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$1,710,000	$795,000	$5,015,000	$3,810,000	$3,110,000
Interest Rate or Range of Interest Rates (%)	0.21 - 0.31	0.26 - 0.31	0.26 - 0.31	0.27 - 0.31	0.21 - 0.31
Collateral for Floating Rate Notes Outstanding	$2,292,861	$1,451,271	$7,524,028	$5,361,408	$5,099,727

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$445,000	$5,450,000
Interest Rate or Range of Interest Rates (%)	0.21 - 0.31	0.22 - 0.31	0.21 - 0.31	0.26 - 0.31	0.22 - 0.34
Collateral for Floating Rate Notes Outstanding	$14,685,622	$25,235,222	$19,180,687	$777,723	$9,392,050

For the year ended August 31, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Alabama	Arkansas	Georgia	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$1,710,000	$795,000	$7,194,918	$3,810,000	$3,110,000
Average Interest Rate	0.85%	1.01%	0.89%	0.86%	0.92%

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Average Floating Rate Notes Outstanding	$11,414,452	$14,963,507	$16,496,164	$445,000	$5,450,000
Average Interest Rate	0.87%	0.84%	0.85%	0.98%	1.01%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2011.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2011 and August 31, 2010 was as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
Year Ended August 31, 2011	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,272,508	$2,871,303	$3,338,915	$2,205,099	$3,715,348	$3,743,942
Ordinary income	$—	$—	$15,982	$—	$2,470	$—

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Year Ended August 31, 2011	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$5,287,620	$6,605,879	$7,093,828	$2,232,592	$5,711,253
Ordinary income	$—	$50,687	$12,368	$8,562	$21,288

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
Year Ended August 31, 2010	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,324,419	$2,848,503	$3,670,086	$2,281,945	$4,160,905	$3,934,708
Ordinary income	$1,324	$—	$6,902	$—	$—	$35,484

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Year Ended August 31, 2010	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$4,906,066	$6,519,874	$7,119,260	$2,321,946	$6,050,545
Ordinary income	$1,414	$88,064	$14,248	$1,050	$31,390

During the year ended August 31, 2011, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Change in:
Paid-in capital	$—	$—	$(129,325)	$—	$—	$(14)
Accumulated net realized loss	$2,977	$19,113	$214,299	$3,487	$51,129	$25,322
Accumulated undistributed (distributions in excess of) net investment income	$(2,977)	$(19,113)	$(84,974)	$(3,487)	$(51,129)	$(25,308)

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Change in:
Paid-in capital	$—	$—	$—	$—	$—
Accumulated net realized loss	$56,582	$66,160	$45,760	$14,197	$57,262
Accumulated undistributed (distributions in excess of) net investment income	$(56,582)	$(66,160)	$(45,760)	$(14,197)	$(57,262)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$17,928	$6,016	$30,106	$49,006	$75,637	$176,654
Capital loss carryforward and post October losses	$(2,657,446)	$(6,129,249)	$(9,988,747)	$(5,096,330)	$(10,083,913)	$(9,687,666)
Net unrealized appreciation	$2,650,376	$695,208	$2,197,523	$1,558,262	$894,057	$2,851,715
Other temporary differences	$(77,014)	$(67,055)	$(124,254)	$(41,224)	$(103,661)	$(85,231)

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$342,941	$332,561	$330,974	$18,176	$327,147
Capital loss carryforward and post October losses	$(8,241,109)	$(17,134,016)	$(22,327,953)	$(6,720,877)	$(21,076,349)
Net unrealized appreciation	$4,871,568	$2,615,272	$5,395,165	$1,031,751	$4,788,286
Other temporary differences	$(152,130)	$(131,945)	$(217,556)	$(51,292)	$(195,975)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, residual interest bonds, wash sales and the timing of recognizing distributions to shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

For the year ended August 31, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Adviser Fee	$152,820	$221,010	$244,472	$143,184	$301,314	$313,070
Effective Annual Rate	0.28%	0.32%	0.34%	0.28%	0.35%	0.35%

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Investment Adviser Fee	$421,005	$539,361	$598,720	$150,296	$475,768
Effective Annual Rate	0.39%	0.41%	0.41%	0.28%	0.39%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2011 were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$1,097	$1,389	$1,493	$1,277	$1,981	$1,914
EVD’s Class A Sales Charges	$9,356	$19,454	$12,581	$11,488	$6,311	$12,998

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

EVM’s Sub-Transfer Agent Fees	$2,559	$2,379	$1,630	$1,209	$2,730
EVD’s Class A Sales Charges	$20,084	$32,363	$22,052	$6,700	$9,780

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2011 for Class A shares amounted to the following:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$88,504	$119,501	$103,204	$94,700	$127,845	$162,158

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class A Distribution and Service Fees	$152,720	$211,679	$174,629	$85,277	$174,459

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended August 31, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class B Distribution Fees	$18,564	$21,467	$30,437	$14,500	$33,832	$25,079
Class C Distribution Fees	$19,343	$45,658	$62,440	$16,766	$95,631	$37,031

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class B Distribution Fees	$24,019	$62,153	$42,818	$17,251	$37,699
Class C Distribution Fees	$106,521	$132,644	$185,908	$61,595	$85,551

At August 31, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class B	$1,203,000	$1,205,000	$1,767,000	$1,242,000	$1,488,000	$395,000
Class C	$327,000	$565,000	$789,000	$230,000	$1,039,000	$360,000

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class B	$1,821,000	$1,634,000	$1,182,000	$687,000	$941,000
Class C	$1,033,000	$1,484,000	$2,226,000	$586,000	$816,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the

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maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended August 31, 2011 amounted to the following:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class B Service Fees	$4,950	$5,725	$8,116	$3,867	$9,022	$6,688
Class C Service Fees	$5,158	$12,175	$16,651	$4,471	$25,502	$9,875

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class B Service Fees	$6,405	$16,574	$11,418	$4,600	$10,053
Class C Service Fees	$28,406	$35,372	$49,575	$16,425	$22,814

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended August 31, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Class A	$—	$—	$2,000	$—	$—	$—
Class B	$6,800	$4,600	$4,000	$1,900	$8,300	$2,500
Class C	$2,900	$1,700	$1,000	$200	$3,300	$800

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Class A	$14,000	$—	$—	$—	$7,000
Class B	$1,100	$9,500	$9,700	$2,200	$10,300
Class C	$10,800	$4,000	$8,600	$3,800	$400

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6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2011 were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$5,597,145	$4,554,999	$4,870,800	$3,425,430	$466,071	$5,847,049
Sales	$12,373,357	$6,683,950	$20,968,961	$5,578,954	$22,784,215	$23,622,391

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Purchases	$8,739,488	$17,649,206	$22,489,082	$2,658,694	$5,513,598
Sales	$23,616,978	$41,982,779	$74,140,180	$10,769,397	$24,019,197

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	256,068	518,761
Issued to shareholders electing to receive payments of distributions in Fund shares	119,050	109,068
Redemptions	(946,939)	(523,627)
Exchange from Class B shares	119,182	203,950

Net increase (decrease)	(452,639)	308,152

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	7,210	26,012
Issued to shareholders electing to receive payments of distributions in Fund shares	4,948	9,079
Redemptions	(105,293)	(112,052)
Exchange to Class A shares	(108,295)	(185,320)

Net decrease	(201,430)	(262,281)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	68,150	134,425
Issued to shareholders electing to receive payments of distributions in Fund shares	3,670	2,639
Redemptions	(108,148)	(21,112)

Net increase (decrease)	(36,328)	115,952

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	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010

Sales	190,274	292,376
Issued to shareholders electing to receive payments of distributions in Fund shares	2,362	480
Redemptions	(74,700)	(229,492)

Net increase	117,936	63,364

Arkansas Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	445,100	891,989
Issued to shareholders electing to receive payments of distributions in Fund shares	193,545	190,051
Redemptions	(1,128,703)	(921,431)
Exchange from Class B shares	83,105	54,745

Net increase (decrease)	(406,953)	215,354

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	59,566	44,414
Issued to shareholders electing to receive payments of distributions in Fund shares	8,377	8,880
Redemptions	(28,528)	(51,596)
Exchange to Class A shares	(77,317)	(50,951)

Net decrease	(37,902)	(49,253)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	220,044	355,217
Issued to shareholders electing to receive payments of distributions in Fund shares	12,877	7,233
Redemptions	(179,344)	(104,382)

Net increase	53,577	258,068

	Year Ended	Period Ended
Class I	August 31, 2011	August 31, 2010(1)

Sales	197,205	110
Issued to shareholders electing to receive payments of distributions in Fund shares	2,249	—
Redemptions	(4,702)	—

Net increase	194,752	110

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Georgia Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	510,659	569,119
Issued to shareholders electing to receive payments of distributions in Fund shares	178,864	194,558
Redemptions	(1,716,770)	(1,722,172)
Exchange from Class B shares	164,007	125,645

Net decrease	(863,240)	(832,850)

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	26,044	27,011
Issued to shareholders electing to receive payments of distributions in Fund shares	9,359	13,581
Redemptions	(85,382)	(80,592)
Exchange to Class A shares	(153,365)	(117,527)

Net decrease	(203,344)	(157,527)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	138,697	307,404
Issued to shareholders electing to receive payments of distributions in Fund shares	22,264	22,732
Redemptions	(405,756)	(211,214)

Net increase (decrease)	(244,795)	118,922

	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010

Sales	393,520	543,953
Issued to shareholders electing to receive payments of distributions in Fund shares	3,021	524
Redemptions	(295,216)	(327,499)

Net increase	101,325	216,978

Kentucky Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	716,621	471,108
Issued to shareholders electing to receive payments of distributions in Fund shares	180,481	173,093
Redemptions	(1,038,257)	(826,007)
Exchange from Class B shares	131,294	138,143

Net decrease	(9,861)	(43,663)

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	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	18,632	7,686
Issued to shareholders electing to receive payments of distributions in Fund shares	5,143	8,563
Redemptions	(56,604)	(77,684)
Exchange to Class A shares	(121,550)	(127,804)

Net decrease	(154,379)	(189,239)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	54,242	29,943
Issued to shareholders electing to receive payments of distributions in Fund shares	6,024	5,803
Redemptions	(31,013)	(78,244)

Net increase (decrease)	29,253	(42,498)

	Year Ended	Period Ended
Class I	August 31, 2011	August 31, 2010(1)

Sales	60,190	114
Issued to shareholders electing to receive payments of distributions in Fund shares	611	—
Redemptions	(1,504)	—

Net increase	59,297	114

Maryland Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	235,864	1,005,169
Issued to shareholders electing to receive payments of distributions in Fund shares	209,077	245,272
Redemptions	(2,314,804)	(1,892,849)
Exchange from Class B shares	180,973	155,152

Net decrease	(1,688,890)	(487,256)

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	6,141	45,996
Issued to shareholders electing to receive payments of distributions in Fund shares	11,883	16,968
Redemptions	(84,048)	(145,042)
Exchange to Class A shares	(165,848)	(142,184)

Net decrease	(231,872)	(224,262)

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	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	159,613	390,773
Issued to shareholders electing to receive payments of distributions in Fund shares	25,850	28,668
Redemptions	(516,555)	(206,604)

Net increase (decrease)	(331,092)	212,837

	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010

Sales	148,707	614,103
Issued to shareholders electing to receive payments of distributions in Fund shares	4,091	2,028
Redemptions	(483,102)	(60,706)

Net increase (decrease)	(330,304)	555,425

Missouri Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	772,309	1,235,249
Issued to shareholders electing to receive payments of distributions in Fund shares	258,828	265,103
Redemptions	(2,794,767)	(1,640,173)
Exchange from Class B shares	158,931	206,435

Net increase (decrease)	(1,604,699)	66,614

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	25,042	25,487
Issued to shareholders electing to receive payments of distributions in Fund shares	8,562	9,983
Redemptions	(53,841)	(78,310)
Exchange to Class A shares	(143,793)	(186,658)

Net decrease	(164,030)	(229,498)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	87,799	109,252
Issued to shareholders electing to receive payments of distributions in Fund shares	9,606	10,179
Redemptions	(178,173)	(119,084)

Net increase (decrease)	(80,768)	347

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	Year Ended	Period Ended
Class I	August 31, 2011	August 31, 2010(1)

Sales	84,589	107
Issued to shareholders electing to receive payments of distributions in Fund shares	732	—
Redemptions	(2,697)	—

Net increase	82,624	107

North Carolina Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	910,471	1,740,258
Issued to shareholders electing to receive payments of distributions in Fund shares	298,418	274,304
Redemptions	(2,166,265)	(1,805,469)
Exchange from Class B shares	149,795	116,294

Net increase (decrease)	(807,581)	325,387

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	19,217	67,692
Issued to shareholders electing to receive payments of distributions in Fund shares	8,426	9,679
Redemptions	(40,232)	(99,115)
Exchange to Class A shares	(139,202)	(108,075)

Net decrease	(151,791)	(129,819)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	441,209	666,682
Issued to shareholders electing to receive payments of distributions in Fund shares	37,061	26,710
Redemptions	(542,187)	(127,352)

Net increase (decrease)	(63,917)	566,040

	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010

Sales	552,694	1,097,023
Issued to shareholders electing to receive payments of distributions in Fund shares	9,880	4,182
Redemptions	(751,962)	(213,845)

Net increase (decrease)	(189,388)	887,360

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Oregon Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	1,079,310	1,676,620
Issued to shareholders electing to receive payments of distributions in Fund shares	465,145	442,827
Redemptions	(4,093,821)	(2,501,188)
Exchange from Class B shares	239,739	205,284

Net decrease	(2,309,627)	(176,457)

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	21,711	75,512
Issued to shareholders electing to receive payments of distributions in Fund shares	25,838	29,976
Redemptions	(173,027)	(146,332)
Exchange to Class A shares	(219,120)	(187,628)

Net decrease	(344,598)	(228,472)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	259,745	385,481
Issued to shareholders electing to receive payments of distributions in Fund shares	65,508	63,499
Redemptions	(637,673)	(441,780)

Net increase (decrease)	(312,420)	7,200

	Year Ended	Period Ended
Class I	August 31, 2011	August 31, 2010(1)

Sales	392,634	113
Issued to shareholders electing to receive payments of distributions in Fund shares	2,326	—
Redemptions	(16,619)	—

Net increase	378,341	113

South Carolina Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	695,504	1,376,695
Issued to shareholders electing to receive payments of distributions in Fund shares	340,587	345,867
Redemptions	(3,896,980)	(2,088,650)
Exchange from Class B shares	182,095	166,059

Net decrease	(2,678,794)	(200,029)

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	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	18,324	47,819
Issued to shareholders electing to receive payments of distributions in Fund shares	18,226	22,323
Redemptions	(97,740)	(199,920)
Exchange to Class A shares	(171,656)	(156,570)

Net decrease	(232,846)	(286,348)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	446,238	715,952
Issued to shareholders electing to receive payments of distributions in Fund shares	74,784	63,584
Redemptions	(987,145)	(407,837)

Net increase (decrease)	(466,123)	371,699

	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010

Sales	732,224	2,143,468
Issued to shareholders electing to receive payments of distributions in Fund shares	5,643	968
Redemptions	(2,162,664)	(676,180)

Net increase (decrease)	(1,424,797)	1,468,256

Tennessee Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	263,305	620,443
Issued to shareholders electing to receive payments of distributions in Fund shares	147,507	139,071
Redemptions	(1,142,745)	(960,618)
Exchange from Class B shares	90,843	89,486

Net decrease	(641,090)	(111,618)

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	8,879	10,855
Issued to shareholders electing to receive payments of distributions in Fund shares	5,386	7,896
Redemptions	(65,411)	(57,705)
Exchange to Class A shares	(83,351)	(82,090)

Net decrease	(134,497)	(121,044)

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Notes to Financial Statements — continued

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	139,292	373,462
Issued to shareholders electing to receive payments of distributions in Fund shares	19,603	16,157
Redemptions	(273,148)	(101,912)

Net increase (decrease)	(114,253)	287,707

	Year Ended	Period Ended
Class I	August 31, 2011	August 31, 2010(1)

Sales	16,541	112
Issued to shareholders electing to receive payments of distributions in Fund shares	145	—
Redemptions	(4,669)	—

Net increase	12,017	112

Virginia Fund
	Year Ended	Year Ended
Class A	August 31, 2011	August 31, 2010

Sales	511,170	1,138,232
Issued to shareholders electing to receive payments of distributions in Fund shares	333,569	361,135
Redemptions	(2,828,048)	(2,753,948)
Exchange from Class B shares	229,351	284,306

Net decrease	(1,753,958)	(970,275)

	Year Ended	Year Ended
Class B	August 31, 2011	August 31, 2010

Sales	22,792	47,905
Issued to shareholders electing to receive payments of distributions in Fund shares	16,363	22,060
Redemptions	(101,267)	(188,672)
Exchange to Class A shares	(207,133)	(256,701)

Net decrease	(269,245)	(375,408)

	Year Ended	Year Ended
Class C	August 31, 2011	August 31, 2010

Sales	240,878	278,778
Issued to shareholders electing to receive payments of distributions in Fund shares	32,276	36,036
Redemptions	(619,488)	(208,877)

Net increase (decrease)	(346,334)	105,937

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Notes to Financial Statements — continued

	Year Ended	Year Ended
Class I	August 31, 2011	August 31, 2010

Sales	580,836	1,303,095
Issued to shareholders electing to receive payments of distributions in Fund shares	6,050	1,615
Redemptions	(479,730)	(308,484)

Net increase	107,156	996,226

(1)	Class I of Arkansas Fund, Kentucky Fund, Missouri Fund, Oregon Fund and Tennessee Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2011, as determined on a federal income tax basis, were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Aggregate cost	$48,358,756	$67,463,109	$63,676,003	$48,615,149	$73,660,052	$79,790,996

Gross unrealized appreciation	$3,047,886	$2,619,573	$3,789,676	$2,517,600	$4,244,433	$4,769,977
Gross unrealized depreciation	(403,891)	(1,943,863)	(1,620,515)	(980,609)	(3,350,376)	(1,931,201)

Net unrealized appreciation	$2,643,995	$675,710	$2,169,161	$1,536,991	$894,057	$2,838,776

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Aggregate cost	$99,103,546	$121,646,034	$122,970,597	$47,800,096	$107,015,930

Gross unrealized appreciation	$7,045,114	$9,408,865	$7,837,616	$3,343,795	$8,127,467
Gross unrealized depreciation	(2,173,546)	(6,793,593)	(2,442,451)	(2,329,770)	(3,356,730)

Net unrealized appreciation	$4,871,568	$2,615,272	$5,395,165	$1,014,025	$4,770,737

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million ($600 million effective September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% (0.08% effective September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2011, the Georgia Fund, North Carolina Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had a balance outstanding pursuant to this line of credit of $500,000, $400,000, $200,000, $300,000 and $600,000, respectively, at an interest rate of 1.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2011. The Funds’ average borrowings or allocated fees during the year ended August 31, 2011 were not significant.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

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Notes to Financial Statements — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2011 is as follows:

Futures Contracts
						Net Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Alabama	12/11	2 U.S. 10-Year Treasury Note	Short	$(258,247)	$(258,063)	$184
	12/11	26 U.S. 30-Year Treasury Bond	Short	$(3,528,353)	$(3,536,812)	$(8,459)

Arkansas	12/11	50 U.S. 30-Year Treasury Bond	Short	$(6,926,920)	$(6,801,562)	$125,358

Georgia	12/11	100 U.S. 30-Year Treasury Bond	Short	$(13,580,764)	$(13,603,125)	$(22,361)

Kentucky	12/11	25 U.S. 30-Year Treasury Bond	Short	$(3,425,736)	$(3,400,782)	$24,954

Maryland	12/11	48 U.S. 10-Year Treasury Note	Short	$(6,194,912)	$(6,193,500)	$1,412

Missouri	12/11	39 U.S. 10-Year Treasury Note	Short	$(5,033,366)	$(5,032,219)	$1,147
	12/11	29 U.S. 30-Year Treasury Bond	Short	$(3,931,921)	$(3,944,906)	$(12,985)

North Carolina	12/11	40 U.S. 10-Year Treasury Note	Short	$(5,162,427)	$(5,161,250)	$1,177
	12/11	120 U.S. 30-Year Treasury Bond	Short	$(16,270,093)	$(16,323,750)	$(53,657)

Oregon	12/11	60 U.S. 10-Year Treasury Note	Short	$(7,743,640)	$(7,741,875)	$1,765
	12/11	150 U.S. 30-Year Treasury Bond	Short	$(20,337,616)	$(20,404,687)	$(67,071)

South Carolina	12/11	100 U.S. 10-Year Treasury Note	Short	$(12,906,067)	$(12,903,125)	$2,942
	12/11	170 U.S. 30-Year Treasury Bond	Short	$(23,049,299)	$(23,125,313)	$(76,014)

Tennessee	12/11	70 U.S. 30-Year Treasury Bond	Short	$(9,505,790)	$(9,522,188)	$(16,398)

Virginia	12/11	245 U.S. 30-Year Treasury Bond	Short	$(33,218,106)	$(33,327,656)	$(109,550)

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Notes to Financial Statements — continued

Interest Rate Swaps
Alabama Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$900,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$6,381

Arkansas Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$2,750,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$19,498

Georgia Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$4,000,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$28,362

Kentucky Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$3,000,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$21,271

Missouri Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$1,825,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$12,940

Tennessee Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$2,500,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$17,726

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

Virginia Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation

Bank of America	$2,475,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$17,549

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At August 31, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at August 31, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At August 31, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2011 were as follows:

	Alabama		Arkansas		Georgia		Kentucky		Maryland	Missouri
	Fund		Fund		Fund		Fund		Fund	Fund

Asset Derivative:
Futures Contracts	$184	(1)	$125,358	(1)	$—		$24,954	(1)	$1,412 (1)	$1,147	(1)
Interest Rate Swaps	6,381	(2)	19,498	(2)	28,362	(2)	21,271	(2)	—	12,940	(2)

Total	$6,565		$144,856		$28,362		$46,225		$1,412	$14,087

Liability Derivative:
Futures Contracts	$(8,459	)(1)	$—		$(22,361	)(1)	$—		$—	$(12,985	)(1)

Total	$(8,459)		$—		$(22,361)		$—		$—	$(12,985)

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

	North Carolina		Oregon		South Carolina		Tennessee		Virginia
	Fund		Fund		Fund		Fund		Fund

Asset Derivative:
Futures Contracts	$1,177	(1)	$1,765	(1)	$2,942	(1)	$—		$—
Interest Rate Swaps	—		—		—		17,726	(2)	17,549	(2)

Total	$1,177		$1,765		$2,942		$17,726		$17,549

Liability Derivative:
Futures Contracts	$(53,657	)(1)	$(67,071	)(1)	$(76,014	)(1)	$(16,398	)(1)	$(109,550	)(1)

Total	$(53,657)		$(67,071)		$(76,014)		$(16,398)		$(109,550)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2011 was as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(670,528)	$(1,556,781)	$(1,329,579)	$(640,372)	$(530,569)	$(1,750,778)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$36,201	$1,231,329	$545,730	$453,610	$364,945	$447,788

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(2,183,105)	$(2,711,238)	$(4,532,326)	$(824,106)	$(1,216,812)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$141,051	$224,990	$(73,072)	$391,237	$870,113

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended August 31, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	Alabama	Arkansas	Georgia	Kentucky	Maryland	Missouri
	Fund	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$3,069,000	$385,000	$8,615,000	$192,000	$6,400,000	$6,262,000
Interest Rate Swaps	$900,000	$7,285,000	$5,488,000	$4,846,000	$1,696,000	$1,981,000

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$10,769,000	$14,077,000	$17,692,000	$6,077,000	$28,885,000
Interest Rate Swaps	$1,154,000	$1,731,000	$—	$3,792,000	$4,817,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$52,712,751	$—	$52,712,751

Total Investments	$—	$52,712,751	$—	$52,712,751

Futures Contracts	$184	$—	$—	$184
Interest Rate Swaps	—	6,381	—	6,381

Total	$184	$52,719,132	$—	$52,719,316

Liability Description

Futures Contracts	$(8,459)	$—	$—	$(8,459)

Total	$(8,459)	$—	$—	$(8,459)

Arkansas Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,933,819	$—	$68,933,819

Total Investments	$—	$68,933,819	$—	$68,933,819

Futures Contracts	$125,358	$—	$—	$125,358
Interest Rate Swaps	—	19,498	—	19,498

Total	$125,358	$68,953,317	$—	$69,078,675

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,860,164	$—	$70,860,164

Total Investments	$—	$70,860,164	$—	$70,860,164

Interest Rate Swaps	$—	$28,362	$—	$28,362

Total	$—	$70,888,526	$—	$70,888,526

Liability Description

Futures Contracts	$(22,361)	$—	$—	$(22,361)

Total	$(22,361)	$—	$—	$(22,361)

Kentucky Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,152,140	$—	$50,152,140

Total Investments	$—	$50,152,140	$—	$50,152,140

Futures Contracts	$24,954	$—	$—	$24,954
Interest Rate Swaps	—	21,271	—	21,271

Total	$24,954	$50,173,411	$—	$50,198,365

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$78,364,109	$—	$78,364,109

Total Investments	$—	$78,364,109	$—	$78,364,109

Futures Contracts	$1,412	$—	$—	$1,412

Total	$1,412	$78,364,109	$—	$78,365,521

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,739,772	$—	$85,739,772

Total Investments	$—	$85,739,772	$—	$85,739,772

Futures Contracts	$1,147	$—	$—	$1,147
Interest Rate Swaps	—	12,940	—	12,940

Total	$1,147	$85,752,712	$—	$85,753,859

Liability Description

Futures Contracts	$(12,985)	$—	$—	$(12,985)

Total	$(12,985)	$—	$—	$(12,985)

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$113,910,114	$—	$113,910,114

Total Investments	$—	$113,910,114	$—	$113,910,114

Futures Contracts	$1,177	$—	$—	$1,177

Total	$1,177	$113,910,114	$—	$113,911,291

Liability Description

Futures Contracts	$(53,657)	$—	$—	$(53,657)

Total	$(53,657)	$—	$—	$(53,657)

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$141,631,306	$—	$141,631,306

Total Investments	$—	$141,631,306	$—	$141,631,306

Futures Contracts	$1,765	$—	$—	$1,765

Total	$1,765	$141,631,306	$—	$141,633,071

Liability Description

Futures Contracts	$(67,071)	$—	$—	$(67,071)

Total	$(67,071)	$—	$—	$(67,071)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$141,255,762	$—	$141,255,762

Total Investments	$—	$141,255,762	$—	$141,255,762

Futures Contracts	$2,942	$—	$—	$2,942

Total	$2,942	$141,255,762	$—	$141,258,704

Liability Description

Futures Contracts	$(76,014)	$—	$—	$(76,014)

Total	$(76,014)	$—	$—	$(76,014)

Eaton Vance
Municipal Income Funds

August 31, 2011

Notes to Financial Statements — continued

Tennessee Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,259,121	$—	$49,259,121

Total Investments	$—	$49,259,121	$—	$49,259,121

Interest Rate Swaps	$—	$17,726	$—	$17,726

Total	$—	$49,276,847	$—	$49,276,847

Liability Description

Futures Contracts	$(16,398)	$—	$—	$(16,398)

Total	$(16,398)	$—	$—	$(16,398)

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$117,236,667	$—	$117,236,667

Total Investments	$—	$117,236,667	$—	$117,236,667

Interest Rate Swaps	$—	$17,549	$—	$17,549

Total	$—	$117,254,216	$—	$117,254,216

Liability Description

Futures Contracts	$(109,550)	$—	$—	$(109,550)

Total	$(109,550)	$—	$—	$(109,550)

The Funds held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Eaton Vance
Municipal Income Funds

August 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the statements of cash flows of Eaton Vance Oregon Municipal Income Fund and Eaton Vance South Carolina Municipal Income Fund for the year ended August 31, 2011. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund as of August 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the statements of cash flows of Eaton Vance Oregon Municipal Income Fund and Eaton Vance South Carolina Municipal Income Fund for the year ended August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 17, 2011

Eaton Vance
Municipal Income Funds

August 31, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends.

Alabama Municipal Income Fund	100.00%
Arkansas Municipal Income Fund	100.00%
Georgia Municipal Income Fund	99.52%
Kentucky Municipal Income Fund	100.00%
Maryland Municipal Income Fund	99.93%
Missouri Municipal Income Fund	100.00%
North Carolina Municipal Income Fund	100.00%
Oregon Municipal Income Fund	99.24%
South Carolina Municipal Income Fund	99.83%
Tennessee Municipal Income Fund	99.62%
Virginia Municipal Income Fund	99.63%

Eaton Vance
Municipal Income Funds

August 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Municipal Income Funds

August 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Alabama Municipal Income Fund
•	Eaton Vance Arkansas Municipal Income Fund
•	Eaton Vance Georgia Municipal Income Fund
•	Eaton Vance Kentucky Municipal Income Fund
•	Eaton Vance Maryland Municipal Income Fund
•	Eaton Vance Missouri Municipal Income Fund
•	Eaton Vance North Carolina Municipal Income Fund
•	Eaton Vance Oregon Municipal Income Fund
•	Eaton Vance South Carolina Municipal Income Fund
•	Eaton Vance Tennessee Municipal Income Fund
•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance
Municipal Income Funds

August 31, 2011

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with each Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Municipal Income Funds

August 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Municipal Income Funds

August 31, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Municipal Income Funds

August 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445-10/11	12MUNI1/1SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a) —(d)
Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 22 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2010 and August 31, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance Alabama Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$30,090	$30,360

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,386	$8,530

All Other Fees(3)	$500	$300

Total	$38,976	$39,190

Eaton Vance Arkansas Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$26,908	$27,148

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,545	$8,630

All Other Fees(3)	$500	$300

Total	$35,953	$36,078

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$31,755	$32,025

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,340	$9,430

All Other Fees(3)	$500	$300

Total	$41,595	$41,755

Eaton Vance Kentucky Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$28,258	$28,518

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,909	$8,030

All Other Fees(3)	$500	$300

Total	$36,667	$36,848

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$33,258	$33,547

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,181	$9,330

All Other Fees(3)	$500	$300

Total	$42,939	$43,177

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$29,368	$29,628

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,545	$8,630

All Other Fees(3)	$500	$300

Total	$38,413	$38,558

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$32,980	$33,270

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,022	$9,130

All Other Fees(3)	$500	$300

Total	$42,502	$42,700

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$31,148	$31,428

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,545	$8,630

All Other Fees(3)	$500	$300

Total	$40,193	$40,358

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$31,200	$31,470

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,022	$9,130

All Other Fees(3)	$500	$300

Total	$40,722	$40,900

Eaton Vance Tennessee Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$26,908	$27,148

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,545	$8,630

All Other Fees(3)	$500	$300

Total	$35,953	$36,078

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/10	8/31/11

Audit Fees	$34,528	$34,848

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,545	$8,630

All Other Fees(3)	$500	$300

Total	$43,573	$43,778

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years
Ended	9/30/09	7/31/10	8/31/10	9/30/10	7/31/11	8/31/11

Audit Fees	$347,513	$241,299	$361,930	$310,048	$234,756	$339,390

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$84,619	$59,497	$103,812	$69,555	$60,380	$96,730

All Other Fees(3)	$0	$3,500	$6,000	$3,000	$2,100	$3,300

Total	$432,132	$304,296	$471,742	$382,603	$297,236	$439,420

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years
Ended	9/30/09	7/31/10	8/31/10	9/30/10	7/31/11	8/31/11

Registrant(1)	$84,619	$62,997	$109,812	$72,555	$62,480	$100,030

Eaton Vance(2)	$288,889	$213,768	$240,551	$278,901	$274,431	$224,191

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President
Date: October 17, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	October 17, 2011

By:	/s/ Thomas M. Metzold Thomas M. Metzold President

Date:	October 17, 2011